United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/16

Date of Reporting Period: Six months ended 02/29/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
February 29, 2016
Share Class	Ticker
A	MMIFX

Federated Michigan Intermediate Municipal Trust
Fund Established 1991

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2015 through February 29, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 29, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	28.5%
Hospital	13.5%
Water & Sewer	11.4%
Education	11.3%
Dedicated Tax	7.9%
General Obligation—State Appropriation	4.9%
Airport	4.3%
Refunded	4.3%
Public Power	4.1%
Special Tax	2.8%
Other[2]	5.8%
Other Assets and Liabilities—Net[3]	1.2%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 93.0% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 29, 2016 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.1%
	Michigan—97.1%
$850,000	Ann Arbor, MI Public School District, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2025	$1,056,559
955,000	Ann Arbor, MI, Court and Police Facilities LT GO Capital Improvement Bonds, 4.75%, 5/1/2025	1,032,336
1,000,000	Avondale, MI School District, Refunding UT GO Bonds (Series 2009), 4.50% (Q-SBLF GTD)/(Assured Guaranty Corp. INS), 5/1/2018	1,079,590
500,000	Bay City, MI School District, Refunding UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 11/1/2023	611,415
1,000,000	Berkley, MI School District, School Building & Site UT GO Bonds (Series 2015), 5.00% (Q-SBLF GTD), 5/1/2030	1,184,250
410,000	Birmingham, MI Public Schools, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2027	510,790
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), 4.50% (AGM INS), 12/1/2023	1,900,439
1,000,000	Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (AGM INS)/(United States Treasury PRF 5/2/2016@100), 5/1/2019	1,008,230
710,000	Caledonia, MI Community Schools, School Building & Site UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2023	862,061
1,000,000	Central Michigan University Board of Trustees, General Revenue Refunding Bonds (Series 2009), 5.00%, 10/1/2023	1,117,930
1,000,000	Chippewa Valley, MI Schools, Refunding UT GO Bonds (Series 2013), 5.00% (Q-SBLF GTD), 5/1/2024	1,199,260
2,000,000	Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), 5.00% (Q-SBLF GTD), 5/1/2025	2,417,900
1,000,000	Detroit/Wayne County, MI Stadium Authority, Building Authority Stadium LT GO Refunding Bonds (Series 2012), 5.00% (Wayne County, MI)/(AGM INS), 10/1/2021	1,137,440
1,000,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00% (Assured Guaranty Corp. INS), 2/15/2023	1,085,650
1,000,000	Ferris State University, MI, General Revenue Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 10/1/2020	1,102,390
1,000,000	Genesee, MI Water Supply System, Revenue Refunding Bonds (Series 2014), 5.00% (Build America Mutual Assurance INS), 11/1/2025	1,203,780
500,000	Grand Rapids, MI Sanitary Sewer System Sanitary Sewer System Revenue Improvement and Refunding Bonds (Series 2014), 5.00%, 1/1/2022	604,940
1,000,000	Grand Rapids, MI Sanitary Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 1/1/2024	1,223,030
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$300,000	Grand Rapids, MI, LT GO Refunding Bonds (Series 2016), 5.00%, 10/1/2025	$376,608
705,000	Grand Valley State University Board of Trustees, MI, General Revenue Bonds (Series 2015A), 5.00%, 12/1/2026	856,779
1,500,000	Holland, MI Electric Utility System, Revenue Bonds (Series 2014A), 4.00%, 7/1/2022	1,704,510
2,000,000	Holland, MI School District, UT GO Bonds, 5.00% (AGM INS), 5/1/2025	2,424,540
1,030,000	Holly Area School District, MI, UT GO Refunding Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2024	1,261,595
2,000,000	Jackson County, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2006C), 5.00% (Allegiance Health)/(Assured Guaranty Corp. INS), 6/1/2026	2,250,740
2,130,000	Kalamazoo, MI Hospital Finance Authority, Hospital Revenue Bonds (Series 2006), 5.00% (Bronson Methodist Hospital)/(AGM INS), 5/15/2019	2,386,175
1,000,000	Kalamazoo, MI Regional Educational Services Agency, UT GO School Building and Site Bonds, 5.00%, 5/1/2019	1,087,700
1,785,000	Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport)/(United States Treasury PRF 1/1/2017@100), 1/1/2021	1,853,526
1,750,000	Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	1,939,175
1,500,000	Kent Hospital Finance Authority, MI, Revenue Refunding Bonds (Series 2011A), 5.00% (Spectrum Health), 11/15/2022	1,791,855
1,010,000	Lake Superior State University, MI, General Revenue Refunding Bonds (Series 2012), 4.00% (AGM INS), 11/15/2020	1,113,404
1,000,000	Lakeview, MI Public School District, UT GO Bonds (Series 2016), 5.00% (Q-SBLF GTD), 5/1/2026	1,243,640
1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), 5.00%, 7/1/2024	2,258,207
1,200,000	Marysville, MI Public School District, School Building & Site UT GO Bonds (Series 2007), 5.00% (AGM INS), 5/1/2022	1,259,172
1,525,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.00% (Clean Water Revolving Fund), 10/1/2017	1,634,083
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Revenue Refunding Bonds (Series 2011A), 5.00% (AGM INS), 1/1/2022	1,149,640
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013 1-A), 5.00%, 10/15/2022	609,085
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (2009 Series II), 5.00% (Assured Guaranty Corp. INS), 10/15/2022	1,136,060
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.25% (Assured Guaranty Corp. INS), 10/15/2024	1,142,230
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2015I), 5.00%, 4/15/2027	$1,227,390
2,000,000	Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,257,780
1,000,000	Michigan State Comprehensive Transportation Fund, Revenue Refunding Bonds (Series 2015), 5.00%, 11/15/2026	1,235,240
2,485,000	Michigan State Department of Transportation, Grant Anticipation Bonds, 5.25% (AGM INS), 9/15/2021	2,661,485
1,200,000	Michigan State Finance Authority Revenue, Hospital Revenue & Refunding Bonds (Series 2015), 5.00% (Sparrow Obligated Group, MI), 11/15/2022	1,458,732
1,000,000	Michigan State Finance Authority Revenue, Hospital Revenue & Refunding Bonds (Series 2015MI), 5.50% (Trinity Healthcare Credit Group), 12/1/2026	1,264,170
250,000	Michigan State Finance Authority Revenue, Hospital Revenue Refunding Bonds (Series 2014), 5.00% (MidMichigan Obligated Group), 6/1/2026	297,105
1,500,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2022	1,751,580
1,000,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014H-1), 5.00% (Detroit, MI Regional Convention Facility Authority), 10/1/2020	1,127,250
1,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-5), 5.00% (Detroit, MI Sewage Disposal System)/(National Public Finance Guarantee Corp. INS), 7/1/2019	1,125,040
2,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-2), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2025	2,399,220
2,500,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series D-2), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2024	3,028,500
1,500,000	Michigan State Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Michigan Finance Authority Unemployment Obligation Assessment), 1/1/2021	1,703,415
1,000,000	Michigan State Finance Authority, State Revolving Fund Revenue Bonds (Series 2012), 5.00% (Clean Water Revolving Fund), 10/1/2025	1,218,440
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2021	1,029,920
1,275,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A), 5.00% (Beaumont Health Credit Group)/(United States Treasury PRF 7/15/2017@100), 7/15/2018	1,353,017
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, 5.00% (McLaren Health Care Corp.), 5/15/2023	1,211,390
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2024	$2,262,960
500,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.00% (Henry Ford Health System, MI), 11/15/2025	513,685
1,000,000	Michigan State Strategic Fund, LO Revenue Refunding Bonds, 7.00% (Detroit Edison Co.)/(AMBAC Financial Group, Inc. INS), 5/1/2021	1,272,150
2,600,000	Michigan State Trunk Line, Revenue Refunding Bonds (Series 2009), 5.00%, 11/1/2020	2,978,924
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2022	600,325
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2023	594,340
1,000,000	Michigan State Trunk Line, State Trunk Line Refunding Bonds (Series 2014), 5.00%, 11/15/2018	1,114,630
1,000,000	Michigan State University Board of Trustees, General Revenue Bonds (Series 2015A), 5.00% (Michigan State University), 8/15/2028	1,231,740
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.25% (Michigan State), 10/15/2022	1,211,800
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2015), 5.00% (Michigan State), 3/1/2023	1,199,220
1,000,000	Michigan Strategic Fund, Ltd Obligation Revenue Refunding Bonds (Series 2008ET-2), 5.50% TOBs (Detroit Edison Co.), Mandatory Tender 8/1/2016	1,019,170
1,000,000	Michigan Technological University Board of Control, General Revenue & Revenue Refunding Bonds (Series 2008), 5.25% (United States Treasury COL), 10/1/2018	1,116,390
500,000	Northview Michigan Public School District, Refunding UT GO Bonds, 5.00% (AGM INS), 5/1/2019	543,850
1,000,000	Oakland County, MI EDC, Revenue Refunding Bonds, 4.00% (Cranbrook Educational Community), 11/1/2021	1,032,530
1,855,000	Orchard View, MI Schools, UT GO Bonds, 4.00% (Q-SBLF GTD)/(AGM INS), 5/1/2022	2,061,202
1,425,000	Rockford, MI Public Schools, School Building & Site UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2025	1,713,292
1,130,000	Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (AGM INS), 11/1/2022	1,164,137
1,000,000	Roseville, MI Community Schools, UT GO Refunding Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2024	1,224,850
2,000,000	Royal Oak, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2023	2,422,420
1,670,000	Saginaw County, MI Water Supply System, Revenue Bonds (Series 2011A), 4.75% (AGM INS), 7/1/2025	1,868,864
Semi-Annual Shareholder Report
5

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$500,000		South Redford, MI School District, UT GO Refunding Bonds, 5.00% (Q-SBLF GTD), 5/1/2020	$576,205
1,085,000		Southfield, MI Library Building Authority, Refunding LT GO Bonds, 5.00%, 5/1/2026	1,309,714
1,000,000		Thornapple Kellogg, MI School District, Refunding UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2025	1,208,920
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	1,114,260
2,000,000	[1]	University of Michigan (The Regents of), General Revenue Bonds (Series 2012E), 0.44%, 4/1/2033	1,986,440
250,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2014A), 5.00%, 4/1/2024	315,385
500,000		Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (National Public Finance Guarantee Corp. INS), 5/1/2017	525,275
500,000		Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds (Series 2015), 5.00% (Q-SBLF GTD), 5/1/2029	596,305
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2010C), 5.00%, 12/1/2021	2,305,500
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.00%, 12/1/2021	2,308,500
1,400,000		Wayne County, MI Airport Authority, Junior Lien Revenue Bonds, 5.00% (National Re Holdings Corp. INS), 12/1/2023	1,481,858
1,000,000		Wayne State University, MI, General Revenue Refunding Bonds (Series 2008), 5.00% (AGM INS), 11/15/2019	1,113,940
1,355,000		West Bloomfield, MI School District, Refunding UT GO Bonds (Series 2015), 5.00%, 5/1/2020	1,558,941
500,000		Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2012), 5.00%, 1/1/2023	603,225
1,000,000		Ypsilanti, MI School District, UT GO Bonds, 5.00% (National Public Finance Guarantee Corp. INS), 5/1/2023	1,049,310
		TOTAL	121,366,645
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $113,649,852)	121,366,645
Semi-Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPAL—1.7%[2]
	Michigan—1.7%
$2,100,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.01%, 3/3/2016 (AT AMORTIZED COST)	$2,100,000
	TOTAL MUNICIPAL INVESTMENTS—98.8% (IDENTIFIED COST $115,749,852)[3]	123,466,645
	OTHER ASSETS AND LIABILITIES - NET—1.2%[4]	1,452,649
	TOTAL NET ASSETS—100%	$124,919,294
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.1% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate note with current maturity date shown.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	The cost of investments for federal tax purposes amounts to $115,746,028.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 29, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
7

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended August 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.31	$11.39	$10.90	$11.59	$11.17	$11.27
Income From Investment Operations:
Net investment income	0.14	0.29	0.33	0.34	0.36	0.39
Net realized and unrealized gain (loss) on investments	0.20	(0.08)	0.49	(0.67)	0.42	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.21	0.82	(0.33)	0.78	0.29
Less Distributions:
Distributions from net investment income	(0.14)	(0.29)	(0.33)	(0.33)	(0.36)	(0.39)
Distributions from net realized gain on investments	(0.03)	—	—	(0.03)	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.29)	(0.33)	(0.36)	(0.36)	(0.39)
Net Asset Value, End of Period	$11.48	$11.31	$11.39	$10.90	$11.59	$11.17
Total Return[1]	3.06%	1.88%	7.60%	(2.89)%	7.11%	2.74%
Ratios to Average Net Assets:
Net expenses	0.75%[2]	0.75%	0.73%	0.63%	0.62%	0.54%
Net investment income	2.47%[2]	2.57%	2.94%	2.95%	3.16%	3.60%
Expense waiver/reimbursement[3]	0.16%[2]	0.16%	0.20%	0.26%	0.35%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$124,919	$129,662	$123,083	$121,759	$131,357	$124,626
Portfolio turnover	1%	25%	19%	8%	13%	16%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
February 29, 2016 (unaudited)
Assets:
Total investment in securities, at value (identified cost $115,749,852)		$123,466,645
Cash		57,594
Income receivable		1,499,428
Receivable for shares sold		127,463
TOTAL ASSETS		125,151,130
Liabilities:
Income distribution payable	$89,027
Payable for shares redeemed	86,113
Payable for portfolio accounting fees	30,706
Payable for other service fees (Notes 2 and 5)	24,725
Payable for investment adviser fee (Note 5)	792
Payable for administrative fee (Note 5)	266
Accrued expenses (Note 5)	207
TOTAL LIABILITIES		231,836
Net assets for 10,883,735 shares outstanding		$124,919,294
Net Assets Consists of:
Paid-in capital		$116,976,603
Net unrealized appreciation of investments		7,716,793
Accumulated net realized gain on investments		223,077
Undistributed net investment income		2,821
TOTAL NET ASSETS		$124,919,294
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($124,919,294 ÷ 10,883,735 shares outstanding), no par value, unlimited shares authorized		$11.48
Offering price per share (100/97.00 of $11.48)		$11.84
Redemption proceeds per share		$11.48
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended February 29, 2016 (unaudited)
Investment Income:
Interest			$2,036,894
Expenses:
Investment adviser fee (Note 5)		$252,271
Administrative fee (Note 5)		49,341
Custodian fees		4,716
Transfer agent fees		27,592
Directors'/Trustees' fees (Note 5)		1,256
Auditing fees		13,862
Legal fees		3,927
Other service fees (Notes 2 and 5)		156,035
Portfolio accounting fees		44,872
Share registration costs		13,279
Printing and postage		9,491
Miscellaneous (Note 5)		3,242
TOTAL EXPENSES		579,884
Waivers:
Waiver of investment adviser fee (Note 5)	$(96,702)
Waiver of other operating expenses (Notes 2 and 5)	(7,083)
TOTAL WAIVERS		(103,785)
Net expenses			476,099
Net investment income			1,560,795
Realized and Unrealized Gain on Investments:
Net realized gain on investments			225,820
Net change in unrealized appreciation of investments			1,958,818
Net realized and unrealized gain on investments			2,184,638
Change in net assets resulting from operations			$3,745,433
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/29/2016	Year Ended 8/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,560,795	$3,257,557
Net realized gain on investments	225,820	612,993
Net change in unrealized appreciation/depreciation of investments	1,958,818	(1,444,031)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,745,433	2,426,519
Distributions to Shareholders:
Distributions from net investment income	(1,560,261)	(3,257,233)
Distributions from net realized gain on investments	(367,767)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,928,028)	(3,257,233)
Share Transactions:
Proceeds from sale of shares	10,688,105	23,713,292
Net asset value of shares issued to shareholders in payment of distributions declared	1,236,632	2,109,467
Cost of shares redeemed	(18,484,876)	(18,413,406)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,560,139)	7,409,353
Change in net assets	(4,742,734)	6,578,639
Net Assets:
Beginning of period	129,662,028	123,083,389
End of period (including undistributed net investment income of $2,821 and $2,287, respectively)	$124,919,294	$129,662,028
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
February 29, 2016 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of total fund expense waivers of $103,785 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended February 29, 2016, an unaffiliated third-party waived $7,083 of portfolio accounting fees.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 29, 2016, the Fund incurred $156,035 of other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of during the six months ended February 29, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 2/29/2016	Year Ended 8/31/2015
Shares sold	938,631	2,085,445
Shares issued to shareholders in payment of distributions declared	108,482	185,412
Shares redeemed	(1,622,821)	(1,621,047)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(575,708)	649,810
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4. FEDERAL TAX INFORMATION
At February 29, 2016, the cost of investments for federal tax purposes was $115,746,028. The net unrealized appreciation of investments for federal tax purposes was $7,720,617. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,734,177 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,560.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, the Adviser waived $96,702 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended February 29, 2016, FSSC received $1,002 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Interfund Transactions
During the six months ended February 29, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $9,450,000 and $6,950,000, respectively.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) November 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2016, were as follows:
Purchases	$1,620,901
Sales	$9,504,816
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2016, 50.3% of the securities in the Portfolio of Investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported by (backed) a letter of credit from any one institution or agency, Assured Guaranty Municipal Corporation, was 28.4% of total investments.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 29, 2016, there were no outstanding loans. During the six months ended February 29, 2016, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As February 29, 2016, there were no outstanding loans. During the six months ended February 29, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,030.60	$3.79
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.13	$3.77
1	Expenses are equal to the Fund's annualized net expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2015
Federated Michigan Intermediate Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
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change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
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invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923302
3032602 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 29, 2016
Share Class	Ticker
A	NYIFX
B	NYIBX

Federated New York Municipal Income Fund
Fund Established 1992

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2015 through February 29, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 29, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Education	21.6%
Dedicated Tax	14.8%
Hospital	9.7%
General Obligation—Local	6.4%
Toll Road	5.5%
Other Transportation	5.4%
Pre-Refunded	4.9%
Industrial Development Bond/Pollution Control	4.5%
General Obligation—State	3.6%
Resource Recovery	3.5%
Other[2]	18.8%
Other Assets and Liabilities—Net[3]	1.3%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 79.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 29, 2016 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.4%
		Guam—1.0%
$300,000		Guam Power Authority, Revenue Bonds (Series 2014A), 5.00%, 10/1/2031	$338,823
		New York—96.4%
1,000,000		Babylon, NY IDA, Resource Recovery Bonds (Series 2009A), 5.00% (Covanta Babylon, Inc.), 1/1/2019	1,109,590
250,000		Battery Park, NY City Authority, Senior Revenue Bonds (Series 2013A), 5.00%, 11/1/2025	313,112
480,000		Brooklyn Arena Local Development Corp., NY, PILOT Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	556,042
200,000		Build NYC Resource Corp., Revenue Refunding Bonds (Series 2014), 5.00% (New York Methodist Hospital), 7/1/2028	233,566
250,000		Cattaraugus County, NY Capital Resource Corp., Revenue Bonds, 5.00% (St. Bonaventure University), 5/1/2044	267,988
200,000		Chautauqua, NY Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds (Series 2014), 5.00%, 6/1/2034	210,610
300,000		Dutchess County, NY Local Development Corp., Revenue Bonds (Series 2014A), 5.00% (Health Quest Systems, Inc. Obligated Group), 7/1/2034	339,003
300,000		Dutchess County, NY Local Development Corp., Revenue Bonds (Series 2015A), 5.00% (Marist College), 7/1/2040	342,243
200,000		Hempstead, NY Local Development Corp., Revenue Refunding Bonds (Series 2014), 5.00% (Adelphi University), 10/1/2034	231,724
215,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	249,875
500,000		Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	502,235
500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.00%, 9/1/2044	564,965
300,000		Madison County, NY Capital Resource Corp., Tax-Exempt Revenue Bonds (Series 2015B), 5.00% (Colgate University), 7/1/2040	345,900
300,000	[1]	Metropolitan Transportation Authority, NY, (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes), 0.38%, 11/1/2018	296,172
500,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Bonds (Series 2009B), 5.00% (MTA Dedicated Tax Fund)/(Original Issue Yield: 5.10%), 11/15/2034	567,050
500,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation Revenue), 11/15/2035	514,435
500,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2012E), 5.00% (MTA Transportation Revenue), 11/15/2025	607,095
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Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$475,000		Monroe County, NY IDC, Revenue Bonds (Series 2011A), 5.00% (University of Rochester, NY), 7/1/2041	$536,294
200,000		Monroe County, NY IDC, Tax-Exempt Revenue Bonds (Series 2015), 5.00% (Highland Hospital of Rochester), 7/1/2033	229,552
100,000		Nassau County, NY Local Economic Assistance Corp., Revenue Bonds (Series 2014), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2034	112,845
300,000		New Rochelle, NY Corp. for Local Development, Revenue Bonds (Series 2015), 5.00% (Iona College), 7/1/2040	331,542
500,000		New York City Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	610,455
500,000		New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2028	552,065
500,000		New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2031	547,480
500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2008AA), 5.00% (United States Treasury PRF 6/15/2018@100), 6/15/2022	550,225
455,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	544,881
200,000	[1]	New York City, NY, UT GO Bonds (Fiscal 1995 Series F Subseries F-4), 0.71%, 2/15/2020	199,728
55,000		New York City, NY, UT GO Bonds (Series 2008 E-1), 6.25% (Original Issue Yield: 6.40%), 10/15/2028	62,959
445,000		New York City, NY, UT GO Bonds (Series 2008E-1), 6.25% (United States Treasury PRF 10/15/2018@100)/(Original Issue Yield: 6.40%), 10/15/2028	509,685
400,000		New York City, NY, UT GO Bonds (Series 2012B), 5.00%, 8/1/2027	481,808
180,000		New York Convention Center Development Corp., Revenue Refunding Bonds (Hotel Unit Fee Secured) (Series 2015), 5.00%, 11/15/2040	208,809
500,000		New York Liberty Development Corp., Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	582,490
400,000		New York Liberty Development Corp., Revenue Refunding Bonds (Series 2012 Class 3), 5.00% (7 World Trade Center LLC), 3/15/2044	439,280
500,000		New York State Dormitory Authority, General Purpose Revenue Bonds (Series 2011C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	589,665
500,000		New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/(National Public Finance Guarantee Corp. INS), 7/1/2023	628,215
520,000		New York State Dormitory Authority, Revenue Bonds (Series 2008C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	564,018
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Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$500,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2023	$562,455
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2010A), 5.00% (Cornell University), 7/1/2035	571,545
350,000		New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Miriam Osborn Memorial Home Association), 7/1/2042	369,558
400,000		New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Rochester, NY Institute of Technology), 7/1/2038	453,008
100,000		New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (Catholic Health System Obligated Group), 7/1/2032	111,037
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (St. John's University), 7/1/2026	587,580
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2012B), 5.00% (St. John's University), 7/1/2030	287,132
200,000		New York State Dormitory Authority, Revenue Bonds (Series 2013A), 5.00% (New York University), 7/1/2037	233,328
400,000		New York State Dormitory Authority, Revenue Bonds (Series 2014), 5.00% (Fordham University), 7/1/2030	466,160
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2014), 5.00% (NYU Hospitals Center), 7/1/2034	350,226
200,000	[2,3]	New York State Dormitory Authority, Revenue Bonds (Series 2015), 5.00% (Orange Regional Medical Center), 12/1/2040	212,626
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015A), 5.00% (Barnard College), 7/1/2035	350,406
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015A), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2036	345,966
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015A), 5.00% (The New School), 7/1/2040	342,243
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015B), 5.00% (State University of New York Educational Facilities), 7/1/2040	348,276
300,000		New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	328,542
500,000		New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	565,415
500,000		New York State Local Government Assistance Corp., Subordinate Lien Revenue Refunding Bonds (Series 2010A), 5.00%, 4/1/2023	577,700
220,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2028	259,116
500,000		New York State Thruway Authority, General Revenue Bonds (Series 2014J), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2027	605,490
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$250,000	New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	$274,200
500,000	New York State, UT GO Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.24%), 2/15/2039	557,550
500,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	581,930
335,000	Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	341,469
500,000	Niagara Area Development Corp., NY, Tax Exempt Revenue Bonds (Series 2012A), 5.00% (Niagara University), 5/1/2030	551,305
200,000	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds (Series 2014), 5.25%, 5/15/2040	225,084
250,000	Onondaga, NY Civic Development Corp., Tax Exempt Revenue Bonds (Series 2014A), 5.125% (St. Joseph's Hospital Health Center)/ (United States Treasury PRF 7/1/2019@100)/(Original Issue Yield: 5.375%), 7/1/2031	285,818
200,000	Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 5.00%, 1/15/2019	222,256
500,000	Port Authority of New York and New Jersey, Revenue Bonds (194th Series ), 5.00%, 10/15/2041	584,435
350,000	Suffolk County, NY Water Authority, Revenue Bonds (Series 2015A), 5.00%, 6/1/2037	416,787
450,000	Syracuse, NY IDA, School Facility Revenue Bonds (Series 2008A), 5.00% (Syracuse CSD, NY)/(AGM INS), 5/1/2028	488,817
300,000	Tompkins County, NY Development Corp., Continuing Care Retirement Community Revenue Bonds (Series 2014A), 5.00% (Kendal at Ithaca, Inc.), 7/1/2044	326,850
200,000	Tompkins County, NY Development Corp., Tax-Exempt Revenue Refunding Bonds (Series 2015), 5.00% (Ithaca College), 7/1/2038	227,988
500,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	542,210
290,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	323,344
170,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00% (United States Treasury PRF 11/15/2018@100), 11/15/2023	189,681
300,000	Troy, NY Capital Resource Corporation, Revenue Bonds (Series 2015), 5.00% (Rensselaer Polytechnic Institute), 8/1/2032	351,717
400,000	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.125% (Original Issue Yield: 5.35%), 6/1/2042	365,492
	TOTAL	30,318,343
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $28,527,301)	30,657,166
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5

Principal Amount		Value
	SHORT-TERM MUNICIPAL—1.3%[4]
	New York—1.3%
$400,000	New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.01%, 3/1/2016 (AT AMORTIZED COST)	$400,000
	TOTAL MUNICIPAL INVESTMENTS—98.7% (IDENTIFIED COST $28,927,301)[5]	31,057,166
	OTHER ASSETS AND LIABILITIES - NET—1.3%[6]	399,338
	TOTAL NET ASSETS—100%	$31,456,504
At February 29, 2016, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate note with current maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $212,626, which represented 0.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2016, these liquid restricted securities amounted to $212,626, which represented 0.7% of total net assets.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	The cost of investments for federal tax purposes amounts to $28,907,706.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 29, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
6

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CSD	—Central School District
GO	—General Obligation
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
TFA	—Transitional Finance Authority
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 02/29/2016	Year Ended August 31
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.33	$10.45	$9.86	$10.65	$10.13	$10.32
Income From Investment Operations:
Net investment income	0.15	0.32	0.33	0.34	0.36	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.17	(0.12)	0.59	(0.80)	0.52	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.20	0.92	(0.46)	0.88	0.19
Less Distributions:
Distributions from net investment income	(0.15)	(0.32)	(0.33)	(0.33)	(0.36)	(0.38)
Net Asset Value, End of Period	$10.50	$10.33	$10.45	$9.86	$10.65	$10.13
Total Return[1]	3.16%	1.94%	9.46%	(4.50)%	8.88%	2.00%
Ratios to Average Net Assets:
Net expenses	0.76%[2]	0.76%	0.76%	0.76%	0.62%	0.76%
Net investment income	2.96%[2]	3.10%	3.26%	3.15%	3.49%	3.88%
Expense waiver/reimbursement[3]	0.62%[2]	0.65%	0.70%	0.53%	1.18%	1.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,507	$28,576	$28,022	$27,534	$33,073	$29,108
Portfolio turnover	7%	17%	27%	7%	19%	11%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales change, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 02/29/2016	Year Ended August 31
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.33	$10.45	$9.86	$10.65	$10.13	$10.32
Income From Investment Operations:
Net Investment Income	0.12	0.25	0.25	0.25	0.28	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.17	(0.13)	0.59	(0.79)	0.53	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.12	0.84	(0.54)	0.81	0.12
Less Distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.25)	(0.25)	(0.29)	(0.31)
Net Asset Value, End of Period	$10.50	$10.33	$10.45	$9.86	$10.65	$10.13
Total Return[1]	2.77%	1.18%	8.65%	(5.21)%	8.07%	1.23%
Ratios to Average Net Assets:
Net expenses	1.52%[2]	1.52%	1.52%	1.52%	1.38%	1.52%
Net investment income	2.20%[2]	2.34%	2.50%	2.37%	2.72%	3.10%
Expense waiver/reimbursement[3]	0.61%[2]	0.65%	0.69%	0.52%	1.17%	1.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,949	$2,130	$2,562	$2,661	$3,022	$3,471
Portfolio turnover	7%	17%	27%	7%	19%	11%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales change, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
February 29, 2016 (unaudited)
Assets:
Total investments in securities, at value (identified cost $28,927,301)		$31,057,166
Cash		73,247
Income receivable		354,103
Prepaid expenses		13,177
Receivable for shares sold		51,012
TOTAL ASSETS		31,548,705
Liabilities:
Payable for shares redeemed	$33,835
Income distribution payable	12,097
Payable for portfolio accounting fees	30,772
Payable for share registration costs	6,847
Payable for other service fees (Notes 2 and 5)	6,328
Payable for distribution services fee (Note 5)	1,162
Payable to adviser (Note 5)	1,160
TOTAL LIABILITIES		92,201
Net assets for 2,995,053 shares outstanding		$31,456,504
Net Assets Consists of:
Paid-in capital		$32,442,293
Net unrealized appreciation of investments		2,129,865
Accumulated net realized loss on investments		(3,117,561)
Undistributed net investment income		1,907
TOTAL NET ASSETS		$31,456,504
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($29,507,331 ÷ 2,809,481 shares outstanding), no par value, unlimited shares authorized		$10.50
Offering price per share (100/95.50 of $10.50)		$10.99
Redemption proceeds per share		$10.50
Class B Shares:
Net asset value per share ($1,949,173 ÷ 185,572 shares outstanding), no par value, unlimited shares authorized		$10.50
Offering price per share		$10.50
Redemption proceeds per share (94.50/100 of $10.50)		$9.92
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Statement of Operations
Six Months Ended February 29, 2016 (unaudited)
Investment Income:
Interest			$575,084
Expenses:
Investment adviser fee (Note 5)		$61,816
Administrative fee (Note 5)		12,090
Custodian fees		3,462
Transfer agent fees		10,435
Directors'/Trustees' fees (Note 5)		867
Auditing fees		11,773
Legal fees		4,030
Distribution services fee (Note 5)		7,556
Other service fees (Notes 2 and 5)		38,614
Portfolio accounting fees		44,872
Share registration costs		14,741
Printing and postage		8,954
Miscellaneous (Note 5)		2,677
TOTAL EXPENSES		221,887
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(61,816)
Waiver/Reimbursement of other operating expenses (Notes 2 and 5)	(34,205)
TOTAL WAIVERS AND REIMBURSEMENT		(96,021)
Net expenses			125,866
Net investment income			449,218
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(68,393)
Net change in unrealized appreciation of investments			574,015
Net realized and unrealized gain on investments			505,622
Change in net assets resulting from operations			$954,840
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/29/2016	Year Ended 8/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$449,218	$938,087
Net realized gain (loss) on investments and futures contracts	(68,393)	97,656
Net change in unrealized appreciation/depreciation of investments	574,015	(442,033)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	954,840	593,710
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(429,450)	(878,026)
Class B Shares	(22,441)	(54,862)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(451,891)	(932,888)
Share Transactions:
Proceeds from sale of shares	1,243,555	3,327,988
Net asset value of shares issued to shareholders in payment of distributions declared	375,276	754,171
Cost of shares redeemed	(1,371,514)	(3,620,437)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	247,317	461,722
Change in net assets	750,266	122,544
Net Assets:
Beginning of period	30,706,238	30,583,694
End of period (including undistributed net investment income of $1,907 and $4,580, respectively)	$31,456,504	$30,706,238
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
February 29, 2016 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B shares were closed to new accounts/investors on June 1, 2015, and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)), and the personal income taxes imposed by the state of New York and New York municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class B Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers and reimbursements of $96,021 is disclosed in various locations in this Note 2 and Note 5.
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For the six months ended February 29, 2016, an unaffiliated third-party waived $7,083 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended February 29, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$36,095	$(1,423)
Class B Shares	2,519	—
TOTAL	$38,614	$(1,423)
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
At February 29, 2016, the Fund had no outstanding futures contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	119,379	$1,243,555	283,489	$2,957,954
Shares issued to shareholders in payment of distributions declared	33,909	353,710	68,408	712,851
Shares redeemed	(109,010)	(1,136,258)	(269,148)	(2,803,515)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	44,278	$461,007	82,749	$867,290
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	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	35,306	$370,034
Shares issued to shareholders in payment of distributions declared	2,067	21,566	3,964	41,320
Shares redeemed	(22,652)	(235,256)	(78,342)	(816,922)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(20,585)	$(213,690)	(39,072)	$(405,568)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	23,693	$247,317	43,677	$461,722
4. FEDERAL TAX INFORMATION
At February 29, 2016, the cost of investments for federal tax purposes was $28,907,706. The net unrealized appreciation of investments for federal tax purposes was $2,149,460. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,162,708 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,248.
At August 31, 2015, the Fund had a capital loss carryforward of $2,801,610 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$58,967	—	$58,967
2016	$239,378	NA	$239,378
2017	$958,822	NA	$958,822
2018	$1,218,820	NA	$1,218,820
2019	$325,623	NA	$325,623
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse other operating expenses. For the six months ended February 29, 2016, the Adviser, voluntarily waived its entire fee of $61,816 and voluntarily reimbursed $25,699 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fee Incurred
Class B Shares	$7,556
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2016, FSC retained $5,544 of fees paid by the Fund. For the six months ended February 29, 2016, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended February 29, 2016, FSSC received $2,516 and reimbursed $1,423 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2016, FSC retained $1,756 in sales charges from the sale of Class A Shares. FSC also retained $1,231 of CDSC relating to redemptions of Class B Shares.
Interfund Transactions
During the six months ended February 29, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,800,000 and $3,750,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.76% and 1.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2016, were as follows:
Purchases	$2,209,014
Sales	$1,991,660
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2016, 6.7% of the securities in the Portfolio of Investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 29, 2016, there were no outstanding loans. During the six months ended February 29, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2016, there were no outstanding loans. During the six months ended February 29, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,031.60	$3.84
Class B Shares	$1,000	$1,027.70	$7.66
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.08	$3.82
Class B Shares	$1,000	$1,017.30	$7.62
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.76%
Class B Shares	1.52%
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Evaluation and Approval of Advisory Contract–May 2015
Federated New York Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed th Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performanance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
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reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Semi-Annual Shareholder Report
27

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
28

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
30

Federated New York Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923401
CUSIP 313923880
4031009 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 29, 2016
Share Class	Ticker
A	OMIAX
F	OMIFX

Federated Ohio Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2015 through February 29, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 29, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Education	17.6%
Hospital	15.7%
General Obligation—Local	12.3%
Prerefunded	11.5%
Dedicated Tax	9.9%
Water & Sewer	6.9%
Public Power	5.6%
General Obligation—State	5.2%
Toll Road	4.3%
Senior Care	2.8%
Other[2]	8.8%
Other Assets and Liabilities—Net[3]	(0.6)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 91.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 29, 2016 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.7%
	Guam—1.0%
$1,000,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	$1,094,570
560,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	621,981
	TOTAL	1,716,551
	Ohio—96.5%
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Facilities Revenue Bonds (Series 2012), 5.00% (Akron General Health System)/(United States Treasury PRF 1/1/2022@100), 1/1/2031	2,398,560
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Improvement & Refunding Revenue Bonds (Series 2012), 5.00% (Children's Hospital Medical Center, Akron), 11/15/2032	2,247,960
1,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2031	1,177,480
2,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2033	2,340,840
500,000	Akron, OH, Revenue Refunding Bonds (Series A), 5.00% (Akron, OH Community Learning Centers), 12/1/2023	599,450
2,000,000	Allen County, OH, Hospital Facilities Revenue Bonds (Series 2010B), 5.25% (Mercy Health), 9/1/2027	2,306,380
1,000,000	Allen County, OH, Hospital Facilities Revenue Refunding Bonds, 5.00% (Mercy Health), 11/1/2043	1,131,290
115,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	123,954
1,885,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project)/(United States Treasury PRF 2/15/2018@100), 2/15/2018	2,054,179
2,250,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2029	2,645,775
1,000,000	American Municipal Power-Ohio, Inc., Revenue Refunding Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2042	1,119,640
2,000,000	Bowling Green State University, OH, General Receipts Bonds (Series 2016A), 5.00%, 6/1/2044	2,290,500
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,924,900
1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	1,036,410
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00% (National Public Finance Guarantee Corp. INS), 12/1/2017	$1,076,740
3,000,000	Cincinnati, OH Water System, Revenue Bonds (Series 2015A), 5.00%, 12/1/2040	3,526,260
2,000,000	Cincinnati, OH, UT Various Purpose GO Improvement & Refunding Bonds (Series 2014A), 5.00%, 12/1/2032	2,347,040
2,105,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), 5.00%, 12/1/2051	2,292,913
1,500,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.00%, 6/1/2037	1,680,165
2,200,000	Cleveland, OH Airport System, Revenue Bonds, 5.00% (United States Treasury PRF 1/1/2017@100), 1/1/2022	2,283,710
1,980,000	Cleveland, OH Airport System, Revenue Bonds (Series 2006A), 5.25% (Assured Guaranty Corp. INS), 1/1/2018	2,131,787
365,000	Cleveland, OH Airport System, Revenue Bonds (Series 2009C), 5.00% (Assured Guaranty Corp. INS), 1/1/2023	400,796
1,000,000	Cleveland, OH Municipal School District, School Improvement UT GO Bonds (Series 2015A), 5.00% (Ohio School District Credit Enhancement GTD), 12/1/2033	1,164,190
1,550,000	Cleveland, OH Public Power System, Revenue Bonds (Series 2008B-1), 5.00%, 11/15/2038	1,668,466
2,685,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	2,873,031
1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.00%, 1/1/2042	1,158,330
245,000	Cleveland, OH Water, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2026	264,166
2,000,000	Cleveland, OH, LT GO Bonds, 5.50% (AGM INS), 10/1/2019	2,312,260
3,000,000	Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2014), 5.00% (Euclid Avenue Development Corp.), 8/1/2039	3,369,930
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00% (United States Treasury PRF 6/1/2019@100), 12/1/2027	1,132,440
1,000,000	Columbus, OH Sewer System, Revenue Refunding Bonds (Series 2014), 5.00%, 6/1/2031	1,220,070
505,000	Columbus, OH, LT GO Refunding Bonds, 5.00%, 7/1/2023	619,554
500,000	Columbus, OH, UT GO Refunding Bonds (Series 1), 5.00%, 7/1/2028	602,850
1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, 8/15/2028	1,812,915
1,340,000	Cuyahoga County, OH Sales Tax, Various Purpose Sales Tax Revenue Bonds (Series 2014), 5.00%, 12/1/2034	1,592,644
1,000,000	Cuyahoga County, OH, LT GO Convention Hotel Project, 5.00%, 12/1/2036	1,131,960
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$220,000	Cuyahoga, OH CCD, General Receipts Revenue Bonds (Series 2012D), 5.00%, 8/1/2026	$264,548
1,000,000	Dayton CSD, OH, School Facilities Construction & Improvement UT GO Bonds (Series 2013A), 5.00% (Ohio School District Credit Enhancement GTD), 11/1/2021	1,196,810
1,335,000	Dayton, OH Airport, Airport Revenue Refunding Bonds (Series 2014A), 5.00% (James M. Cox Dayton International Airport)/(AGM INS), 12/1/2026	1,520,191
2,000,000	Fairfield County, OH, LT GO Bonds (Series 2015), 4.00%, 12/1/2040	2,073,240
2,000,000	Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue Anticipation & Refunding Bonds (Series 2014), 5.00%, 12/1/2035	2,329,340
2,400,000	Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2010A), 5.625% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.75%), 7/1/2026	2,634,960
1,000,000	Franklin County, OH Health Care Facilities, Refunding & Improvement Bonds (Series 2014), 5.00% (Friendship Village of Dublin, OH, Inc.), 11/15/2044	1,098,340
1,000,000	Franklin County, OH Hospital Facility Authority, Hospital Facilities Revenue Bonds (Series 2015), 5.00% (OhioHealth Corp,), 5/15/2040	1,148,590
1,535,000	Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital)/(Original Issue Yield: 5.11%), 11/1/2034	1,701,240
2,165,000	Franklin County, OH, Various Purpose LT GO Bonds, 5.00% (United States Treasury PRF 12/1/2017@100), 12/1/2031	2,331,207
2,000,000	Hamilton County, OH Convention Facilities Authority, Convention Facilities Authority Revenue & Refunding Bonds (Series 2014), 5.00%, 12/1/2032	2,291,240
2,850,000	Hamilton County, OH Sales Tax Revenue Refunding Bonds (Series 2011A), 5.00%, 12/1/2032	3,193,909
280,000	Hamilton, OH, LT GO Various Purpose Bonds, 5.00% (Assured Guaranty Corp. INS), 11/1/2021	316,411
300,000	Hamilton, OH, LT GO Various Purpose Refunding Bonds, 5.00%, 11/1/2021	339,012
1,555,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	1,763,417
2,000,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS), 5/1/2028	2,227,240
615,000	Kent State University, OH, General Receipts Revenue Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS), 5/1/2023	689,981
1,860,000	Kettering, OH City School District, UT GO Bonds, 4.75% (AGM INS), 12/1/2020	1,959,417
400,000	Kettering, OH City School District, UT GO School Improvement Refunding Bonds, 4.75% (AGM INS), 12/1/2022	420,864
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,000,000	Lorain County, OH, Hospital Revenue Bonds (Series 2006H), 5.00% (Mercy Health)/(Assured Guaranty Corp. INS), 2/1/2024	$1,079,280
2,000,000	Lucas County, OH, Hospital Revenue Bonds (Series 2011A), 6.50% (ProMedica Healthcare Obligated Group), 11/15/2037	2,478,500
1,090,000	Marysville, OH Wastewater Treatment System, Revenue Bonds, 4.75% (Assured Guaranty Corp. INS)/(Original Issue Yield: 4.80%), 12/1/2046	1,115,539
1,000,000	Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	1,009,730
2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2031	2,323,780
500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2036	578,675
500,000	Miami University, OH, Revenue Refunding Bonds, 5.00%, 9/1/2026	585,315
1,600,000	Miamisburg, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2018	1,786,256
500,000	Middletown, OH, LT GO Refunding and Improvement Bonds, 5.00% (AGM INS), 12/1/2021	547,160
1,000,000	Montgomery County, OH, Revenue Bonds (Series 2008D), 6.125% (Catholic Health Initiatives)/(Original Issue Yield: 6.30%, 10/1/2028	1,121,090
1,000,000	Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	1,031,390
1,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.00%, 11/15/2049	1,145,990
2,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), 5.00%, 11/15/2038	2,336,600
175,000	Ohio HFA SFM, Revenue Bond (Series 1), 3.25%, 5/1/2020	175,348
2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009B), 5.80% (Columbus Southern Power Company), 12/1/2038	2,254,460
1,150,000	Ohio State Air Quality Development Authority, Environmental Improvement Revenue Bonds (Series 2010), 5.00% (Buckeye Power, Inc.), 12/1/2021	1,308,700
1,455,000	Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,628,683
400,000	Ohio State Building Authority, Administration Building Fund Revenue Bonds (Series 2009A), 5.00%, 10/1/2023	452,172
2,000,000	Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2015), 5.00% (Kenyon College, OH), 7/1/2041	2,262,680
1,875,000	Ohio State Higher Educational Facility Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.)/(United States Treasury PRF 1/15/2017@100), 1/15/2046	1,953,769
Semi-Annual Shareholder Report
5

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$300,000	Ohio State Higher Educational Facility Commission, Revenue Bonds, 4.75% (Mount Union College), 10/1/2016	$307,080
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.375% (University of Dayton)/(Original Issue Yield: 5.48%), 12/1/2030	1,156,770
1,830,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2013), 5.00% (University of Dayton), 12/1/2031	2,097,985
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2008C), 5.00% (Case Western Reserve University, OH), 12/1/2029	1,062,900
2,000,000	Ohio State Hospital Revenue, Hospital Revenue Bonds (Series 2016A), 5.00% (University Hospitals Health System, Inc.), 1/15/2046	2,243,200
3,325,000	Ohio State Treasurer Private Activity, Revenue Bonds (Series 2015), 5.00% (Portsmouth Gateway Group LLC), 12/31/2039	3,668,971
240,000	Ohio State Turnpike & Infrastructure Commission, Refunding Revenue Bonds (Series 2009A), 5.00%, 2/15/2021	265,630
1,000,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	1,131,020
1,000,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00% (Original Issue Yield: 5.05%), 2/15/2048	1,121,210
1,000,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50% (National Re Holdings Corp. INS), 2/15/2024	1,276,380
1,810,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	2,011,326
190,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2027	212,173
340,000	Ohio State University, Revenue Bonds (Series 2008A), 4.25%, 12/1/2024	362,562
255,000	Ohio State University, Revenue Bonds (Series 2008A), 5.00%, 12/1/2026	283,586
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,142,800
1,000,000	Ohio State Water Development Authority, Drinking Water Assistance Fund Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 12/1/2021	1,096,560
1,000,000	Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2028	1,096,560
1,500,000	Ohio State, Common Schools UT GO Bonds (Series 2011B), 5.00%, 9/15/2024	1,783,200
4,000,000	Ohio State, Higher Education UT GO Bonds (Series 2015C), 5.00%, 11/1/2033	4,793,240
Semi-Annual Shareholder Report
6

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,500,000		Ohio State, Hospital Revenue Bonds, 5.00% (Cleveland Clinic), 1/1/2031	$1,740,510
1,200,000		Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	1,292,220
1,000,000		Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75% (United States Treasury PRF 6/15/2018@100), 6/15/2019	1,115,130
2,310,000		Ohio State, UT GO Bonds, 4.25%, 5/1/2016	2,326,216
150,000		Ohio State, UT GO Conservation Project Bonds (Series 2011A), 5.25%, 9/1/2022	178,355
2,000,000		Ohio University, General Receipts Bonds (Series 2013), 5.00%, 12/1/2043	2,262,460
350,171	[1,2]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	59,393
48,069	[1,2]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	8,153
1,140,000		Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	1,254,775
470,000		River Valley, OH Local School District, UT GO School Facilities Bonds, 5.25% (School District Credit Program GTD), 11/1/2023	587,923
700,000		South Euclid, OH, LT GO Real Estate Acquisition and Urban Development Bonds, 5.00%, 6/1/2032	821,009
1,250,000		Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	1,389,600
500,000		Switzerland, OH Local School District, UT GO School Improvement Refunding Bonds, 5.00% (School District Credit Program GTD), 12/1/2027	586,560
1,000,000		Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.00%, 11/15/2032	1,169,740
1,500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,894,620
2,000,000		University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (United States Treasury PRF 1/1/2018@100), 1/1/2027	2,169,040
1,020,000		University of Akron, OH, General Receipts Bonds (Series 2015A), 5.00%, 1/1/2030	1,204,222
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2014C), 5.00%, 6/1/2041	1,145,490
1,000,000	[3]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A), 0.744%, 6/1/2018	1,001,110
		TOTAL	166,054,288
Semi-Annual Shareholder Report
7

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Puerto Rico—0.2%
$1,000,000	Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	$260,000
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $159,223,385)	168,030,839
	SHORT-TERM MUNICIPALS—2.9%[4]
	Ohio—2.9%
2,750,000	Montgomery County, OH, (Series 2008B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.01%, 3/1/2016	2,750,000
2,300,000	Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic)/(Barclays Bank PLC LIQ), 0.01%, 3/1/2016	2,300,000
	TOTAL	5,050,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	5,050,000
	TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $164,273,385)[5]	173,080,839
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(1,010,333)
	TOTAL NET ASSETS—100%	$172,070,506
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.0% of the Fund's portfolio as calculated based upon total market value.
At February 29, 2016, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2U.S. Treasury Notes, 5-Year Long Futures	60	$7,259,063	June 2016	$2,795
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $67,546, which represented 0.0% of total net assets.
2	Non-income producing security.
3	Floating rate note with current rate and next reset date shown.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	The cost of investments for federal tax purposes amounts to $164,142,522.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
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8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$168,030,839	$—	$168,030,839
Short-Term Municipals	—	5,050,000	—	5,050,000
TOTAL SECURITIES	$—	$173,080,839	$—	$178,030,839
Other Financial Instruments:[1]
Assets	$2,795	$—	$—	$2,795
Liabilities	—	—	—	—
OTHER FINANCIAL INSTRUMENTS	$2,795	$—	$—	$2,795
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CCD	—Community College District
CSD	—Central School District
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
PRF	—Pre-refunded
SFM	—Single Family Mortgage
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended August 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.16	$11.28	$10.70	$11.47	$10.93	$11.14
Income From Investment Operations:
Net investment income	0.17	0.36	0.36	0.38	0.38	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	0.17	(0.14)	0.59	(0.79)	0.56	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.22	0.95	(0.41)	0.94	0.21
Less Distributions:
Distributions from net investment income	(0.17)	(0.34)	(0.37)	(0.36)	(0.40)	(0.42)
Net Asset Value, End of Period	$11.33	$11.16	$11.28	$10.70	$11.47	$10.93
Total Return[1]	3.05%	2.00%	9.00%	(3.73)%	8.72%	2.04%
Ratios to Average Net Assets:
Net expenses	0.75%[2]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.05%[2]	3.16%	3.32%	3.28%	3.40%	3.87%
Expense waiver/reimbursement[3]	0.15%[2]	0.14%	0.16%	0.14%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,321	$67,469	$69,461	$45,131	$53,165	$50,990
Portfolio turnover	7%	25%	8%	15%	17%	9%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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10

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended August 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.16	$11.28	$10.70	$11.47	$10.93	$11.14
Income from Investment Operations:
Net investment income	0.16	0.34	0.35	0.36	0.36	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.18	(0.13)	0.58	(0.79)	0.56	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.21	0.93	(0.43)	0.92	0.19
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.35)	(0.34)	(0.38)	(0.40)
Net Asset Value, End of Period	$11.34	$11.16	$11.28	$10.70	$11.47	$10.93
Total Return[1]	3.07%	1.84%	8.84%	(3.87)%	8.56%	1.89%
Ratios to Average Net Assets:
Net expenses	0.90%[2]	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	2.90%[2]	3.01%	3.19%	3.13%	3.25%	3.70%
Expense waiver/reimbursement[3]	0.40%[2]	0.39%	0.41%	0.39%	0.43%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,750	$107,450	$109,583	$118,639	$128,005	$117,884
Portfolio turnover	7%	25%	8%	15%	17%	9%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
February 29, 2016 (unaudited)
Assets:
Total investments in securities, at value (identified cost $164,273,385)		$173,080,839
Restricted cash (Note 2)		54,000
Cash		8,255
Income receivable		1,779,623
Receivable for shares sold		166,194
Receivable for daily variation margin on futures		6,094
TOTAL ASSETS		175,095,005
Liabilities:
Payable for investments purchased	$2,253,800
Payable for shares redeemed	686,254
Payable for other service fees (Notes 2 and 5)	33,476
Payable for distribution services fee (Note 5)	12,888
Payable for investment adviser fee (Note 5)	1,192
Payable for administrative fee (Note 5)	367
Accrued expenses (Note 5)	36,522
TOTAL LIABILITIES		3,024,499
Net assets for 15,180,920 shares outstanding		$172,070,506
Net Assets Consists of:
Paid-in capital		$163,570,360
Net unrealized appreciation of investments and futures contracts		8,810,249
Accumulated net realized loss on investments and futures contracts		(505,587)
Undistributed net investment income		195,484
TOTAL NET ASSETS		$172,070,506
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($65,320,831 ÷ 5,763,652 shares outstanding), no par value, unlimited shares authorized		$11.33
Offering price per share (100/95.50 of $11.33)		$11.86
Redemption proceeds per share		$11.33
Class F Shares:
Net asset value per share ($106,749,675 ÷ 9,417,268 shares outstanding), no par value, unlimited shares authorized		$11.34
Offering price per share (100/99.00 of $11.34)		$11.45
Redemption proceeds per share (99.00/100 of $11.34)		$11.23
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended February 29, 2016 (unaudited)
Investment Income:
Interest			$3,264,772
Expenses:
Investment adviser fee (Note 5)		$343,546
Administrative fee (Note 5)		67,191
Custodian fees		5,580
Transfer agent fees		47,706
Directors'/Trustees' fees (Note 5)		1,457
Auditing fees		13,862
Legal fees		4,030
Distribution services fee (Note 5)		212,450
Other service fees (Notes 2 and 5)		214,276
Portfolio accounting fees		44,872
Share registration costs		16,204
Printing and postage		12,528
Miscellaneous (Note 5)		3,606
TOTAL EXPENSES		987,308
Waivers:
Waiver of investment adviser fee (Note 5)	$(119,856)
Waivers of other operating expenses (Notes 2 and 5)	(139,424)
TOTAL WAIVERS		(259,280)
Net expenses			728,028
Net investment income			2,536,744
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			351,950
Net realized loss on futures contracts			(56,039)
Net change in unrealized appreciation of investments			2,334,889
Net change in unrealized depreciation of futures contracts			16,389
Net realized and unrealized gain on investments and futures contracts			2,647,189
Change in net assets resulting from operations			$5,183,933
See Notes which are an integral part of the Financial Statements
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13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/29/2016	Year Ended 8/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,536,744	$5,522,299
Net realized gain on investments and futures contracts	295,911	1,580,982
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,351,278	(3,714,956)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,183,933	3,388,325
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(982,889)	(2,131,834)
Class F Shares	(1,514,556)	(3,173,611)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,497,445)	(5,305,445)
Share Transactions:
Proceeds from sale of shares	4,608,788	17,320,037
Net asset value of shares issued to shareholders in payment of distributions declared	1,963,352	4,134,460
Cost of shares redeemed	(12,106,416)	(23,663,206)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,534,276)	(2,208,709)
Change in net assets	(2,847,788)	(4,125,829)
Net Assets:
Beginning of period	174,918,294	179,044,123
End of period (including undistributed net investment income of $195,484 and $156,185, respectively)	$172,070,506	$174,918,294
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
February 29, 2016 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of the Federated Ohio Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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15

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class F Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers of $259,280 is disclosed in various locations in this Note 2 and Note 5.
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16

For the six months ended February 29, 2016, an unaffiliated third-party waived $7,083 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended February 29, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$81,935
Class F Shares	132,341
TOTAL	$214,276
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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17

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 29, 2016, is as follows:
	Acquisition Date	Cost	Market Value
Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	12/23/2004	$348,383	$59,393
Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	2/1/2014 - 8/1/2015	$48,069	$8,153
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities, which is shown as restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $4,891,222. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures	$2,795*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months ended February 29, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(56,039)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$16,389
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	232,050	$2,611,887	832,221	$9,397,573
Shares issued to shareholders in payment of distributions declared	49,172	552,835	105,761	1,190,751
Shares redeemed	(564,672)	(6,333,590)	(1,050,346)	(11,838,094)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(283,450)	$(3,168,868)	(112,364)	$(1,249,770)
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19

	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	177,229	$1,996,901	702,591	$7,922,464
Shares issued to shareholders in payment of distributions declared	125,437	1,410,517	261,465	2,943,709
Shares redeemed	(514,019)	(5,772,826)	(1,050,737)	(11,825,112)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(211,353)	$(2,365,408)	(86,681)	$(958,939)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(494,803)	$(5,534,276)	(199,045)	$(2,208,709)
4. FEDERAL TAX INFORMATION
At February 29, 2016, the cost of investments for federal tax purposes was $164,142,522. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $8,938,317. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,079,797 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,141,480.
At August 31, 2015, the Fund had a capital loss carryforward of $824,963 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$242,494	NA	$242,494
2018	$560,004	NA	$560,004
2019	$22,465	NA	$22,465
Under current tax regulations, capital losses on securities transactions realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2015, for federal income tax purposes, post October losses of $78,637 were deferred to September 1, 2015.
Semi-Annual Shareholder Report
20

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, the Adviser voluntarily waived $119,856 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class F Shares	0.40%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class F Shares	$212,450	$(132,341)
Semi-Annual Shareholder Report
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2016, FSC retained $80,110 of fees paid by the Fund. For the six months ended February 29, 2016, the Fund's Class A shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended February 29, 2016, FSSC received $1,057 of other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2016, FSC retained $4,148 in sales charges from the sale of Class A Shares. FSC retained $7,791 in CDSC relating to redemptions of Class F Shares.
Interfund Transactions
During the six months ended February 29, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $24,150,000 and $20,400,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2016, were as follows:
Purchases	$11,832,731
Sales	$17,825,010
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2016, 12.0% of the securities in the Portfolio of Investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 29, 2016, there were no outstanding loans. During the six months ended February 29, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2016, there were no outstanding loans. During the six months ended February 29, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,030.50	$3.79
Class F Shares	$1,000	$1,030.70	$4.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.13	$3.77
Class F Shares	$1,000	$1,020.39	$4.52
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.75%
Class F Shares	0.90%
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Evaluation and Approval of Advisory Contract–May 2015
Federated Ohio Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, the Fund's performance for the three-year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
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change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
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invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Ohio Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923823
CUSIP 313923609
2032305 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 29, 2016
Share Class	Ticker
A	PAMFX
B	FPABX

Federated Pennsylvania Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2015 through February 29, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 29, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	19.3%
Education	15.7%
Water & Sewer	13.5%
General Obligation—Local	7.4%
Toll Road	7.0%
Dedicated Tax	6.8%
Pre-Refunded	6.8%
Industrial Development/Pollution Control	4.7%
Senior Care	3.4%
Airport	2.9%
Other[2]	12.5%
Other Assets and Liabilities—Net[3]	0.0%[4]
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 87.5% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
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Portfolio of Investments
February 29, 2016 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.1%
	Pennsylvania—98.1%
$1,000,000	Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2040	$1,142,560
2,000,000	Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2045	2,260,140
1,450,000	Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2023	1,682,493
1,550,000	Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2024	1,781,958
3,555,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	3,896,671
580,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources Inc. Project), 9/1/2031	582,714
2,000,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00% (Original Issue Yield: 5.20%), 3/1/2026	2,328,860
1,715,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,058,669
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2035	2,412,112
3,000,000	Berks County, PA Municipal Authority, Revenue Bonds (Series 2012A), 5.00% (Reading Hospital & Medical Center), 11/1/2044	3,282,570
2,000,000	Bethlehem, PA Authority, GTD Water Revenue Bonds (Series 2014), 5.00% (Bethlehem, PA)/(Build America Mutual Assurance INS), 11/15/2030	2,300,580
1,360,000	Bethlehem, PA Authority, GTD Water Revenue Bonds (Series 2014), 5.00% (Bethlehem, PA)/(Build America Mutual Assurance INS), 11/15/2031	1,557,962
1,000,000	Canonsburg-Houston Joint Authority, PA, Sewer Revenue Bonds (Series 2015A), 5.00%, 12/1/2040	1,137,190
1,000,000	Chartiers Valley, PA School District, UT GO Bonds (Series 2015B), 5.00% (State Aid Withholding GTD), 10/15/2040	1,158,630
2,530,000	Cheltenham Twp, PA School District, LT GO Bonds (Series 2014), 5.00% (State Aid Withholding GTD), 2/15/2040	2,835,599
2,000,000	Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031	2,029,820
1,900,000	Chester, PA Water Authority, Water Revenue Bonds (Series 2014), 5.00%, 12/1/2039	2,182,720
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, 12/1/2037	2,175,240
1,500,000	Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	1,636,080
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,000,000	Commonwealth Financing Authority of PA, Revenue Bonds (Series 2013B), 5.00% (Commonwealth of Pennsylvania), 6/1/2036	$2,226,520
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2011), 5.00%, 11/15/2030	2,318,000
2,355,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2012), 5.00%, 6/1/2022	2,823,975
2,000,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran Social Ministries)/(United States Treasury PRF 1/1/2017@100), 1/1/2036	2,073,340
905,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 5.00% (Diakon Lutheran Social Ministries), 1/1/2038	989,400
1,000,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2016), 5.00% (Dickinson College), 5/1/2030	1,202,480
1,000,000	Cumberland County, PA Municipal Authority, Revenue Refunding Bonds (Series 2012), 5.25% (Asbury Pennsylvania Obligated Group), 1/1/2041	1,045,120
2,500,000	Dauphin County, PA General Authority, Health System Revenue Bonds (Series 2012A), 5.00% (Pinnacle Health System), 6/1/2042	2,733,875
1,000,000	Delaware County, PA Authority, Revenue Bonds (Series 2015), 5.00% (Villanova University), 8/1/2045	1,150,670
1,000,000	Delaware County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 2015), 5.00% (Covanta Energy Corp.), 7/1/2043	1,011,000
1,250,000	Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 5/1/2040	1,435,063
2,350,000	Delaware River Port Authority, Revenue Bonds (Series 2010D), 5.00%, 1/1/2028	2,640,695
750,000	East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 5.00% (Willow Valley Retirement Communities), 12/1/2029	876,713
250,000	East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 5.00% (Willow Valley Retirement Communities), 12/1/2039	281,193
1,105,000	Erie County, PA Water Authority, Revenue Refunding Bonds (Series 2014), 5.00% (AGM INS), 12/1/2034	1,282,319
1,500,000	Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (UPMC Health System)/(CIFG Assurance NA INS), 11/1/2035	1,507,485
1,000,000	Erie, PA Higher Education Building Authority, Revenue Bonds (Series 2007 GG3), 5.00% (Gannon University)/(Assured Guaranty Corp. INS), 5/1/2032	1,020,390
1,000,000	Erie, PA Water Authority, Water Revenue Bonds (Series 2016), 5.00%, 12/1/2043	1,148,780
2,250,000	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2009A), 5.25% (Geisinger Health System), 6/1/2039	2,471,085
2,260,000	Geisinger Authority, PA Health System, Revenue Bonds (Series 2014A), 5.00% (Geisinger Health System), 6/1/2041	2,554,727
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	$2,033,140
785,000	Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2015), 5.00% (Masonic Villages), 11/1/2035	896,517
1,000,000	Lancaster County, PA Hospital Authority, Health Center Revenue Refunding Bonds (Series 2015A), 5.00% (Landis Homes Retirement Community)/(Original Issue Yield: 5.03%), 7/1/2045	1,040,040
1,215,000	Lancaster County, PA Hospital Authority, Health System Revenue Bonds (Series 2012B), 5.00% (Lancaster General Hospital), 7/1/2042	1,333,292
1,000,000	Lancaster County, PA Solid Waste Management Authority, GTD Authority Bonds (Series 2013B), 5.00% (Dauphin County, PA GTD), 12/15/2033	1,153,810
1,000,000	Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,006,110
2,250,000	Lycoming County, PA Authority, College Revenue Bonds (Series 2008), 5.50% (Pennsylvania College of Technology)/(Assured Guaranty Corp. INS), 10/1/2032	2,428,942
2,200,000	Lycoming County, PA Authority, Revenue Bonds (Series A), 5.75% (Susquehanna Health System)/(Original Issue Yield: 5.90%), 7/1/2039	2,426,842
2,000,000	Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CIFG Assurance NA INS), 5/1/2031	2,016,460
1,100,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2028	1,208,163
400,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2029	437,888
1,000,000	New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.125% (Westminster College)/(Assured Guaranty Corp. INS), 5/1/2033	1,035,060
2,000,000	Pennsylvania EDFA, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 6/30/2042	2,189,140
1,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2012A), 5.00% (Amtrak), 11/1/2041	1,080,490
1,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50% (National Gypsum Co.), 11/1/2044	1,037,040
2,000,000	Pennsylvania EDFA, Junior GTD Parking Revenue Bonds (Series 2013B-1), 6.00% (Dauphin County, PA GTD), 7/1/2053	2,395,920
700,000	Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	700,539
1,500,000	Pennsylvania EDFA, Revenue Bonds (Series 2014A), 5.00% (UPMC Health System), 2/1/2045	1,686,135
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management, Inc.), 10/1/2027	$1,014,040
1,000,000	Pennsylvania EDFA, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 12/31/2038	1,095,460
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009), 6.20% (Pennsylvania American Water Co.), 4/1/2039	2,276,520
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009B), 5.00% (Aqua Pennsylvania, Inc.), 11/15/2040	2,226,620
1,500,000	Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00%, 6/15/2022	1,684,470
1,000,000	Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2018	1,098,500
1,020,000	Pennsylvania State Higher Education Facilities Authority, 5.125% (Gwynedd-Mercy College)/(Assured Guaranty Corp. INS), 5/1/2032	1,061,932
1,000,000	Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007), 5.00% (Bryn Mawr College)/(AMBAC Financial Group, Inc. INS), 12/1/2037	1,043,380
1,000,000	Pennsylvania State Higher Education Facilities Authority, Fixed Rate Revenue Bonds (Series 2015A), 5.25% (Thomas Jefferson University), 9/1/2050	1,130,060
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2035	2,259,040
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00% (Elizabethtown College)/(Assured Guaranty Corp. INS), 12/15/2027	1,011,370
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009), 5.00% (Carnegie Mellon University), 8/1/2021	1,678,080
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,147,020
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 200B), 5.50% (University of Pennsylvania Health System)/(United States Treasury COL)/(Original Issue Yield: 5.65%), 8/15/2018	2,230,080
1,100,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010), 5.00% (Thomas Jefferson University), 3/1/2040	1,183,600
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012A), 5.00% (University of Pennsylvania Health System), 8/15/2042	1,665,690
1,630,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2015), 5.00% (University of the Sciences in Philadelphia), 11/1/2036	1,860,694
Semi-Annual Shareholder Report
5

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (University of Pennsylvania), 10/1/2036	$1,189,420
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	2,009,680
5,740,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (United States Treasury PRF 6/1/2016@100), 12/1/2026	5,810,315
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), 5.00%, 12/1/2030	1,154,800
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009B), 5.125% (Original Issue Yield: 5.30%), 12/1/2040	2,212,340
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Sub-Series B-1 of 2015), 5.00%, 12/1/2045	1,114,260
2,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Subordinate Lien Revenue Bonds (SIFMA Index Bonds) (Series 2015A-2), 0.81%, 12/1/2018	1,997,220
1,430,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.28%, 12/1/2020	1,443,456
2,440,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 5.50% (Original Issue Yield: 5.55%), 12/1/2041	2,782,722
2,000,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	2,351,420
2,000,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2010D), 5.25%, 6/15/2028	2,220,680
1,210,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	1,355,418
1,600,000		Philadelphia, PA Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,632,416
2,350,000		Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC Financial Group, Inc. INS), 10/1/2037	2,477,581
2,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2011D), 5.00% (Children's Hospital of Philadelphia), 7/1/2028	2,308,360
1,670,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,795,367
Semi-Annual Shareholder Report
6

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,040,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2014A), 5.00% (Children's Hospital of Philadelphia), 7/1/2042	$1,189,105
5,000	Philadelphia, PA School District, LT GO Bonds (Series 2008E), 6.00% (United States Treasury PRF 9/1/2018@100), 9/1/2038	5,653
40,000	Philadelphia, PA School District, LT GO Bonds (Series 2008E), 6.00% (United States Treasury PRF 9/1/2018@100)/(Original Issue Yield: 6.30%), 9/1/2038	45,224
5,000	Philadelphia, PA School District, LT GO Bonds (Series 2008E), 6.00% (United States Treasury PRF 9/1/2018@100)/(Original Issue Yield: 6.30%), 9/1/2038	5,653
2,000,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2028	2,354,960
750,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.33%), 1/1/2036	824,565
1,000,000	Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2025	1,210,750
1,035,000	Pittsburgh, PA Urban Redevelopment Authority, Tax Allocation, 4.50% (Center Triangle), 5/1/2019	1,094,036
2,000,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00% (AGM INS), 9/1/2025	2,193,760
3,000,000	Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2026	3,505,890
1,075,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.00% (Original Issue Yield: 5.08%), 12/1/2031	1,206,548
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,688,940
1,000,000	South Fork Municipal Authority, PA, Hospital Revenue Bonds (Series 2010), 5.50% (Conemaugh Valley Memorial Hospital)/(United States Treasury PRF 7/1/2020@100)/(Original Issue Yield: 5.72%), 7/1/2029	1,191,530
1,140,000	Southcentral, PA, General Authority, Revenue Bonds (Series 2014A), 5.00% (Wellspan Health Obligated Group), 6/1/2026	1,367,601
1,000,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2028	1,142,980
1,000,000	Southeastern, PA Transportation Authority, Revenue Refunding Bonds (Series 2010), 5.00%, 3/1/2018	1,084,030
2,000,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2012A), 5.00% (Trinity Healthcare Credit Group), 11/15/2026	2,275,920
2,000,000	State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(United States Treasury PRF 3/15/2016@100), 3/15/2029	2,004,300
1,000,000	Union County, PA Higher Educational Facilities Financing Authority, University Revenue Bonds (Series 2012A), 5.00% (Bucknell University), 4/1/2042	1,168,170
Semi-Annual Shareholder Report
7

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Union County, PA Higher Educational Facilities Financing Authority, University Revenue Bonds (Series 2015B), 5.00% (Bucknell University), 4/1/2032	$1,188,690
3,000,000	West View, PA Municipal Authority Water Revenue, Revenue Bonds (Series 2014), 5.00%, 11/15/2039	3,429,630
1,685,000	Wilkes-Barre, PA Finance Authority, Revenue Bonds (Series 2015A), 5.00% (University of Scranton), 11/1/2033	1,937,025
825,000	Wilkes-Barre, PA Finance Authority, Revenue Bonds (Series 2015A), 5.00% (University of Scranton), 11/1/2034	944,699
2,895,000	York County, PA, UT GO Bonds (Series 2013), 5.00%, 6/1/2037	3,290,081
	TOTAL	193,212,677
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $183,786,475)	193,212,677
	SHORT-TERM MUNICIPALS—1.9%[2]
	Pennsylvania—1.9%
2,500,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.01%, 3/1/2016	2,500,000
1,300,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.01%, 3/1/2016	1,300,000
	TOTAL	3,800,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	3,800,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $187,586,475)[3]	197,012,677
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(21,423)
	TOTAL NET ASSETS—100%	$196,991,254
Securities that are subject to the federal alternative minimum tax (AMT) represent 6.1% of the Fund's portfolio as calculated based upon total market value.
At February 29, 2016, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[5]United States Treasury Notes, 5 Year Long Futures	100	$12,098,438	June 2016	$4,659
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
8

1	Floating rate notes with current rate and maturity or tender date shown.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	The cost of investments for federal tax purposes amounts to $187,575,248.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2016 in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$193,212,677	$—	$193,212,677
Short-Term Municipals	—	3,800,000	—	3,800,000
TOTAL SECURITIES	$—	$197,012,677	$—	$197,012,677
Other Financial Instruments:*
Assets	$4,659	$—	$—	$4,659
Liabilities	—	—	—	—
OTHER FINANCIAL INSTRUMENTS	$4,659	$—	$—	$4,659
*	Other financial instruments include futures contracts.
Semi-Annual Shareholder Report
9

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended August 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.88	$10.94	$10.34	$11.20	$10.68	$10.92
Income From Investment Operations:
Net investment income	0.17	0.36	0.38	0.39	0.40	0.44
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.13	(0.07)	0.61	(0.87)	0.52	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.29	0.99	(0.48)	0.92	0.19
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.39)	(0.38)	(0.40)	(0.43)
Net Asset Value, End of Period	$11.01	$10.88	$10.94	$10.34	$11.20	$10.68
Total Return[1]	2.77%	2.65%	9.68%	(4.41)%	8.80%	1.92%
Ratios to Average Net Assets:
Net expenses	0.75%[2]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.09%[2]	3.25%	3.60%	3.50%	3.63%	4.04%
Expense waiver/reimbursement[3]	0.13%[2]	0.12%	0.13%	0.10%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$194,815	$202,057	$219,307	$231,890	$275,974	$238,538
Portfolio turnover	6%	29%	5%	7%	15%	8%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended August 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.89	$10.95	$10.34	$11.20	$10.68	$10.92
Income From Investment Operations:
Net investment income	0.15	0.29	0.30	0.31	0.32	0.33[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.11	(0.09)	0.61	(0.87)	0.52	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	0.26	0.20	0.91	(0.56)	0.84	0.11
Less Distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.30)	(0.30)	(0.32)	(0.35)
Net Asset Value, End of Period	$11.02	$10.89	$10.95	$10.34	$11.20	$10.68
Total Return[2]	2.37%	1.87%	8.93%	(5.15)%	7.96%	1.13%
Ratios to Average Net Assets:
Net expenses	1.52%[3]	1.52%	1.52%	1.52%	1.52%	1.52%
Net investment income	2.32%[3]	2.48%	2.84%	2.73%	2.87%	3.26%
Expense waiver/reimbursement[4]	0.11%[3]	0.10%	0.11%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,176	$2,429	$2,815	$3,824	$5,137	$7,401
Portfolio turnover	6%	29%	5%	7%	15%	8%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
February 29, 2016 (unaudited)
Assets:
Total investments in securities, at value (identified cost $187,586,475)		$197,012,677
Restricted cash (Note 2)		90,000
Cash		22,140
Income receivable		2,318,203
Receivable for shares sold		91,765
Receivable for daily variation margin on futures		10,156
TOTAL ASSETS		199,544,941
Liabilities:
Payable for investments purchased	$2,341,930
Payable for shares redeemed	129,921
Payable for other service fees (Notes 2 and 5)	39,886
Payable for investment adviser fee (Note 5)	1,577
Payable for distribution services fee (Note 5)	1,319
Payable for administrative fee (Note 5)	421
Accrued expenses (Note 5)	38,633
TOTAL LIABILITIES		2,553,687
Net assets for 17,892,088 shares outstanding		$196,991,254
Net Assets Consists of:
Paid-in capital		$204,770,454
Net unrealized appreciation of investments and futures contracts		9,430,861
Accumulated net realized loss on investments and futures contracts		(17,398,113)
Undistributed net investment income		188,052
TOTAL NET ASSETS		$196,991,254
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($194,814,781 ÷ 17,694,519 shares outstanding), no par value, unlimited shares authorized		$11.01
Offering price per share (100/95.50 of $11.01)		$11.53
Redemption proceeds per share		$11.01
Class B Shares:
Net asset value per share ($2,176,473 ÷ 197,569 shares outstanding), no par value, unlimited shares authorized		$11.02
Offering price per share		$11.02
Redemption proceeds per share (94.50/100 of $11.02)		$10.41
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended February 29, 2016 (unaudited)
Investment Income:
Interest			$3,824,470
Expenses:
Investment adviser fee (Note 5)		$397,528
Administrative fee (Note 5)		77,749
Custodian fees		6,266
Transfer agent fees		51,745
Directors'/Trustees' fees (Note 5)		1,491
Auditing fees		13,862
Legal fees		3,716
Distribution services fee (Note 5)		8,591
Other service fees (Notes 2 and 5)		248,057
Portfolio accounting fees		44,872
Share registration costs		15,566
Printing and postage		12,558
Miscellaneous (Note 5)		3,971
TOTAL EXPENSES		885,972
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(100,583)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(26,333)
TOTAL WAIVERS AND REIMBURSEMENT		(126,916)
Net expenses			759,056
Net investment income			3,065,414
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			52,208
Net realized loss on futures contracts			(100,232)
Net change in unrealized appreciation of investments			2,372,203
Net change in unrealized depreciation of futures contracts			26,410
Net realized and unrealized gain on investments and futures contracts			2,350,589
Change in net assets resulting from operations			$5,416,003
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/29/2016	Year Ended 8/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,065,414	$6,963,922
Net realized gain (loss) on investments and futures contracts	(48,024)	3,175,116
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,398,613	(4,552,902)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,416,003	5,586,136
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,038,694)	(6,719,516)
Class B Shares	(26,390)	(63,054)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,065,084)	(6,782,570)
Share Transactions:
Proceeds from sale of shares	4,360,494	13,477,630
Net asset value of shares issued to shareholders in payment of distributions declared	2,194,637	4,791,702
Cost of shares redeemed	(16,400,782)	(34,708,941)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,845,651)	(16,439,609)
Change in net assets	(7,494,732)	(17,636,043)
Net Assets:
Beginning of period	204,485,986	222,122,029
End of period (including undistributed net investment income of $188,052 and $187,722, respectively)	$196,991,254	$204,485,986
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
February 29, 2016 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B shares were closed to new accounts/investors on June 1, 2015 and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class B Shares may bear distribution services fees and other services fees unique to those classes. The detail of total fund expense waivers and reimbursement of $126,916 is disclosed in various locations in this Note 2 and Note 5.
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For the six months ended February 29, 2016, an unaffiliated third-party waived $7,084 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 29, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$245,193	$(19,249)
Class B Shares	2,864	—
TOTAL	$248,057	$(19,249)
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the
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restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $9,590,513. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$4,659*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(100,232)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$26,410
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	397,703	$4,360,494	1,212,836	$13,309,209
Shares issued to shareholders in payment of distributions declared	198,153	2,168,673	431,501	4,730,100
Shares redeemed	(1,470,499)	(16,095,135)	(3,113,219)	(34,105,831)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(874,643)	$(9,565,968)	(1,468,882)	$(16,066,522)

	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	15,332	$168,420
Shares issued to shareholders in payment of distributions declared	2,371	25,964	5,616	61,603
Shares redeemed	(27,877)	(305,647)	(54,985)	(603,110)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(25,506)	$(279,683)	(34,037)	$(373,087)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(900,149)	$(9,845,651)	(1,502,919)	$(16,439,609)
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4. FEDERAL TAX INFORMATION
At February 29, 2016, the cost of investments for federal tax purposes was $187,575,248. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $9,437,429. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,464,741 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,312.
At August 31, 2015, the Fund had a capital loss carryforward of $17,381,515 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$7,526,537	NA	$7,526,537
2018	$9,851,417	NA	$9,851,417
2019	$3,561	NA	$3,561
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, the Adviser voluntarily waived $100,583 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fee Incurred
Class B Shares	$8,591
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2016, FSC retained $6,305 of fees paid by the Fund. For the six months ended February 29, 2016, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur the fee upon approval of the Trustees.
Other Service Fees
For the six months ended February 29, 2016, FSSC received $18,254 and reimbursed $19,249 of the other service fees disclosed in Note 2.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2016, FSC retained $5,504 in sales charges from the sale of Class A Shares. FSC also retained $7,500 and $401 of CDSC relating to redemptions of Class A Shares and Class B Shares, respectively.
Interfund Transactions
During the six months ended February 29, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $19,100,000 and $16,600,000 respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 1.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2016 were as follows:
Purchases	$12,236,671
Sales	$19,453,949
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7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2016, 15.5% of the securities in the Portfolio of Investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 29, 2016, there were no outstanding loans. During the six months ended February 29, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2016, there were no outstanding loans. During the six months ended February 29, 2016, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,027.70	$3.78
Class B Shares	$1,000	$1,023.70	$7.65
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.13	$3.77
Class B Shares	$1,000	$1,017.30	$7.62
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.75%
Class B Shares	1.52%
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Evaluation and Approval of Advisory Contract–May 2015
Federated Pennsylvania Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
30

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report
31

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
34

Notes
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Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923708
CUSIP 313923807
2032304 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 29, 2016
Share Class	Ticker
A	FMOAX
B	FMOBX
C	FMNCX
F	FHTFX
Institutional	FMYIX

Federated Municipal High Yield Advantage Fund
Fund Established 1987

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2015 through February 29, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 29, 2016, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Senior Care	10.0%
Industrial Development Bond/Pollution Control Revenue Bond	9.5%
Hospital	8.4%
Education	8.2%
Dedicated Tax	7.3%
Incremental Tax	6.2%
Water and Sewer	6.0%
Tobacco	5.8%
Electric and Gas	5.6%
General Obligation—State	4.6%
Other[2]	28.4%
Other Assets and Liabilities—Net[3]	0.0%[4]
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 71.6% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
Semi-Annual Shareholder Report

Portfolio of Investments
February 29, 2016 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.2%
		Alabama—1.6%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$2,350,740
1,500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facilities Revenue Bonds (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043	1,504,755
500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facilities Revenue Bonds (Series 2011A), 7.50% (Redstone Village)/(Original Issue Yield: 7.625%), 1/1/2047	557,160
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), 5.50% (AGM INS)/(Original Issue Yield: 5.65%), 10/1/2053	2,263,680
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013A), 5.25% (AGM INS), 10/1/2048	2,223,840
835,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	948,460
		TOTAL	9,848,635
		Alaska—0.4%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series 2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036	275,020
2,000,000	[3,4]	Koyukuk, AK, Revenue Bonds (Series 2011), 7.75% (Tanana Chiefs Conference Health Care)/(Original Issue Yield: 8.125%), 10/1/2041	2,280,040
		TOTAL	2,555,060
		Arizona—3.4%
4,000,000		Maricopa County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2003A), 6.25% (Public Service Co., NM), 1/1/2038	4,445,800
1,500,000		Maricopa County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 7.25% (El Paso Electric Co.), 2/1/2040	1,742,610
1,500,000		Phoenix, AZ IDA, Education Facility Revenue Bonds (Series 2014A), 5.00% (Great Heart Academies), 7/1/2044	1,621,965
1,000,000		Phoenix, AZ IDA, Education Facility Revenue Bonds (Series 2016A), 5.00% (Great Heart Academies), 7/1/2046	1,087,810
1,385,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,570,036
3,570,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2041	4,171,438
4,955,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00% (Citigroup, Inc. GTD), 12/1/2037	5,853,986
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$430,000	[3,4]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	$482,993
		TOTAL	20,976,638
		California—7.7%
2,000,000		California PCFA, Solid Waste Disposal Revenue Refunding Bonds (Series 2015A-3), 4.30% (Waste Management, Inc.), 7/1/2040	2,075,200
750,000	[3,4]	California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.125% (KIPP LA), 7/1/2044	812,610
565,000	[3,4]	California School Finance Authority, School Facility Revenue Bonds (Series 2015A), 5.00% (KIPP LA), 7/1/2045	610,929
2,750,000		California State, Various Purpose UT GO Bonds, 5.00%, 8/1/2035	3,257,705
2,500,000		California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2029	2,854,600
2,500,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	2,871,000
1,070,000	[3,4]	California Statewide CDA MFH, Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	1,071,230
2,000,000		Chula Vista, CA, COPs, 5.50% (Original Issue Yield: 5.88%), 3/1/2033	2,278,540
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	562,825
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 6.00% (Original Issue Yield: 6.40%), 1/15/2053	3,519,120
500,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2013A), 5.00% (California State), 6/1/2029	589,515
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00% (California State), 6/1/2045	2,289,780
530,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	508,816
6,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047	5,347,140
1,000,000		Irvine, CA Community Facilities District No. 2013-3, Special Tax Bonds (Series 2014), 5.00% (Improvement Area No. 1 (Great Park), 9/1/2049	1,114,970
95,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2028	111,023
365,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2029	420,542
180,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2030	207,083
1,000,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2014A), 5.00%, 8/1/2044	1,124,090
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	$3,639,500
495,000		Poway, CA USDT, Special Tax Bonds (Series 2012), 5.00% (Community Facilities District No. 6 (4S Ranch)), 9/1/2033	549,717
2,000,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010D), 6.00% (Desert Communities Redevelopment Project Area)/(Original Issue Yield: 6.02%), 10/1/2037	2,315,980
1,500,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010E), 6.50% (Interstate 215 Corridor Redevelopment Project Area)/(Original Issue Yield: 6.53%), 10/1/2040	1,760,160
349,000	[1]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	169,555
1,250,000		San Buenaventura, CA, Revenue Bonds (Series 2011), 8.00% (Community Memorial Health System), 12/1/2031	1,583,337
1,000,000		San Francisco, CA City & County Redevelopment Finance Agency, Tax Allocation Bonds (Series 2011C), 6.75% (Mission Bay North Redevelopment)/(Original Issue Yield: 6.86%), 8/1/2041	1,207,370
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-1), 6.25%, 3/1/2034	2,402,440
1,250,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), 5.625% (Original Issue Yield: 5.70%), 9/1/2043	1,415,475
		TOTAL	46,670,252
		Colorado—5.2%
2,000,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Bonds (Series 2015), 6.25%, 12/1/2044	2,021,780
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625% (Original Issue Yield: 5.79%), 12/1/2038	2,302,500
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.00%, 12/1/2038	1,475,462
1,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2014), 5.00%, 12/1/2043	1,049,050
1,625,000		Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.50% (Skyview Academy), 7/1/2049	1,734,086
1,000,000	[3,4]	Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00% (University Lab School)/(Original Issue Yield: 5.02%), 12/15/2045	999,930
715,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.70% (Windsor Charter Academy)/(Original Issue Yield: 5.70%), 5/1/2037	725,132
785,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.75% (Northeast Academy Charter School)/(United States Treasury PRF 5/15/2017@100), 5/15/2017	830,977
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Monument Academy Charter School)/(United States Treasury PRF 10/1/2017@100), 10/1/2037	$1,084,750
800,000		Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037	797,408
1,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2010A), 6.25% (Total Long Term Care National Obligated Group), 11/15/2040	1,249,182
2,000,000	[2]	Colorado Springs Urban Renewal Authority, Tax Increment Revenue Bonds (Series 2007), 7.00% (University Village Colorado), 12/1/2029	1,758,520
1,500,000		Copperleaf Metropolitan District No. 2, CO, LT GO Refunding Bonds (Series 2015), 5.75%, 12/1/2045	1,575,105
1,540,000		Denver (City & County), CO, Airport System Revenue Bonds (Series 2011A), 5.25% (Denver, CO City & County Department of Aviation)/(Original Issue Yield: 5.35%), 11/15/2022	1,826,070
450,000		Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	451,922
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.00%, 5/1/2027	819,593
1,500,000		Foothills Metropolitan District, CO, Special Revenue Bonds (Series 2014), 6.00%, 12/1/2038	1,612,290
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	2,546,080
2,000,000		STC Metropolitan District No. 2, CO, LT GO Senior Bonds (Series 2015A), 6.00% (Original Issue Yield: 6.25%), 12/1/2038	1,958,500
1,500,000		Sterling Ranch Community Authority Board, CO, LT Supported Revenue Senior Bonds (Series 2015A), 5.75% (Sterling Ranch Metropolitan District No. 2, CO)/(Original Issue Yield: 5.83%), 12/1/2045	1,506,735
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.125%, 11/1/2038	1,096,651
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.75%, 12/1/2039	2,145,240
		TOTAL	31,566,963
		Connecticut—0.5%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	983,680
1,835,000	[3,4]	Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), 6.25% (Original Issue Yield: 6.375%), 2/1/2030	1,857,460
		TOTAL	2,841,140
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Delaware—0.3%
$1,905,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	$2,132,000
		District of Columbia—1.1%
3,000,000		District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2039	3,524,610
2,000,000		District of Columbia, Revenue Bonds (Series 2012A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2042	2,106,360
1,030,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2043	1,192,441
		TOTAL	6,823,411
		Florida—6.4%
3,000,000		Alachua County, FL, IDRBs (Series 2007A), 5.875% (North Florida Retirement Village, Inc.), 11/15/2042	3,057,810
1,035,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A-2), 5.35%, 5/1/2036	1,035,310
165,000		Arborwood, FL Community Development District, Special Assessment Revenue Bonds (Series 2014A-1), 6.90% (Step Coupon 5/1/2016)/(Original Issue Yield: 6.90%), 5/1/2036	187,881
104,232	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	2,601
3,000,000	[3,4]	Collier County, FL IDA, Continuing Care Community Revenue Bonds (Series 2013A), 8.25% (Arlington of Naples)/(Original Issue Yield: 8.375%), 5/15/2049	3,573,840
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2040	1,101,560
1,000,000		Lakewood Ranch Stewardship District, FL, Special Assessment Revenue Bonds (Series 2015), 4.875% (Lakewood Centre North)/(Original Issue Yield: 4.96%), 5/1/2045	1,016,060
1,500,000		Lakewood Ranch Stewardship District, FL, Special Assessment Revenue Bonds (Series 2016), 5.125% (Villages of Lakewood Ranch South)/(Original Issue Yield: 5.16%), 5/1/2046	1,509,345
2,000,000		Lee County, FL IDA, Healthcare Facilities Revenue Refunding Bonds (Series 2012), 6.50% (Cypress Cove at Healthpark), 10/1/2047	2,241,520
2,000,000		Martin County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2012), 5.50% (Martin Memorial Medical Center)/(Original Issue Yield: 5.53%), 11/15/2042	2,231,620
2,000,000		Martin County, FL IDA, Industrial Development Revenue Refunding Bonds (Series 2013), 4.20% (Indiantown Cogeneration, L.P.), 12/15/2025	2,043,260
2,000,000	[3,4]	Miami, FL, SO Non-Ad Valorem Revenue Refunding Bonds (Series 2012), 5.00%, 3/1/2030	2,274,960
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014A), 5.00%, 10/1/2036	1,119,070
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$4,000,000		Miami-Dade County, FL Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	$4,541,360
745,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00% (Original Issue Yield: 5.25%), 5/1/2037	789,104
1,000,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds (Series 2014A), 7.50% (Sinai Residences of Boca Raton)/(Original Issue Yield: 7.625%), 6/1/2049	1,223,150
1,910,000	[3,4]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	1,910,764
1,405,000		Pinellas County, FL Educational Facilities Authority, Revenue Bonds (Series 2011A), 7.125% (Pinellas Preparatory Academy), 9/15/2041	1,540,512
145,000	[1,2]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
165,000		Reunion East Community Development District, FL, Special Assessment Refunding Bonds (2015-1), 6.60%, 5/1/2033	165,813
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.25% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.30%), 4/1/2039	1,129,240
10,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.55%, 5/1/2027	10,177
1,325,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,326,166
290,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00% (Step Coupon 11/1/2021@6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	179,351
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00% (Step Coupon 11/1/2024 @6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	91,569
190,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	2
155,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.55%, 5/1/2027	2
55,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2017 @6.61%), 5/1/2039	44,103
135,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019 @ 6.61%), 5/1/2040	80,919
70,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022 @ 6.61), 5/1/2040	31,082
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$200,000	Tolomato Community Development District, FL, Special Assessment Revenue Refunding Bonds (Series A-1), 6.55% (Original Issue Yield: 6.60%), 5/1/2027	$200,908
865,000	Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006A), 5.40%, 5/1/2037	865,554
1,000,000	Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), 5.00% (Original Issue Yield: 5.125%), 5/1/2033	1,035,010
2,000,000	Willow Walk, FL Community Development District, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,051,400
425,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	426,062
	TOTAL	39,037,086
	Georgia—1.8%
4,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 6.38%), 11/1/2039	4,785,120
4,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	4,637,160
770,000	Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	772,972
1,000,000	Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring Harbor at Green Island), 7/1/2037	1,019,750
	TOTAL	11,215,002
	Guam—0.5%
500,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.75% (Original Issue Yield: 6.00%), 12/1/2034	555,795
1,000,000	Guam Government, UT GO Bonds (Series 2007A), 5.25% (United States Treasury PRF 11/15/2017@100)/(Original Issue Yield: 5.45%), 11/15/2037	1,078,320
1,000,000	Guam International Airport Authority, General Revenue Bonds (Series 2013C), 6.125% (AGM INS)/(Original Issue Yield: 6.23%), 10/1/2043	1,177,230
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	544,700
	TOTAL	3,356,045
	Hawaii—0.9%
3,660,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	4,153,697
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Bonds (Series A), 9.00% (15 Craigside) /(Original Issue Yield: 9.15%), 11/15/2044	1,234,870
	TOTAL	5,388,567
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Idaho—0.5%
$2,500,000		Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 8.125% (Terraces of Boise)/(Original Issue Yield: 8.25%), 10/1/2049	$2,770,900
		Illinois—7.8%
500,000		Chicago, IL Motor Fuel Tax, Motor Fuel Tax Revenue Refunding Bonds (Series 2013), 5.00% (AGM INS), 1/1/2033	540,675
1,750,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75% (Original Issue Yield: 5.94%), 1/1/2039	2,039,747
2,500,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C),, 6.50%, 1/1/2041	3,009,925
1,000,000		Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00%, 1/1/2032	1,085,420
1,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	1,340,775
1,500,000		Chicago, IL, Project & Refunding UT GO Bonds (Series 2005D), 5.50% (Original Issue Yield: 5.81%), 1/1/2040	1,497,900
2,000,000		Chicago, IL, Refunding UT GO Bonds (Series 2016C), 5.00%, 1/1/2038	1,917,780
3,000,000		Chicago, IL, UT GO Bonds (Series 2009C), 5.00% (Original Issue Yield: 5.16%), 1/1/2034	2,890,050
415,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	416,959
1,500,000		Illinois Finance Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125% (Uno Charter School Network, Inc.), 10/1/2041	1,646,850
1,250,000		Illinois Finance Authority, Education Revenue Bonds (Series 2015), 5.00% (Noble Network of Charter Schools), 9/1/2032	1,329,825
1,100,000		Illinois Finance Authority, Educational Facility Revenue, Senior Revenue Bonds (Series 2014A), 6.125% (Rogers Park Montessori School Project), 2/1/2045	1,161,677
900,000		Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living Facility), 12/1/2041	911,529
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	1,000,060
1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(United States Treasury PRF 5/15/2016@100)/(Original Issue Yield: 6.04%), 5/15/2037	1,264,450
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,506,540
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2010), 7.25% (Friendship Village of Schaumburg)/(Original Issue Yield: 7.375%), 2/15/2045	1,070,290
1,251,520	[1,2]	Illinois Finance Authority, Revenue Bonds (Series 2010A), 6.125% (Clare at Water Tower), 5/15/2041	12
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$485,785	[1,2,5]	Illinois Finance Authority, Revenue Bonds (Series 2010B) (Clare at Water Tower)/(Original Issue Yield: 5.00%), 0.00%, 5/15/2050	$5
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2015A), 5.00% (Rush University Medical Center Obligated Group), 11/15/2038	1,134,890
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	1,013,990
2,250,000		Illinois State, UT GO Bonds (Series 2006), 5.00%, 1/1/2027	2,263,995
2,000,000		Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	2,102,160
1,000,000		Illinois State, UT GO Bonds (Series February 2014), 5.00% (Original Issue Yield: 5.04%), 2/1/2039	1,048,600
2,025,000		Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	2,193,642
2,000,000		Illinois State, UT GO Bonds (Series May 2014), 5.00%, 5/1/2039	2,099,720
1,410,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,530,104
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.50%, 6/15/2053	2,205,100
1,000,000		Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline SLF), 12/1/2041	1,008,460
1,600,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.10%), 6/1/2028	1,913,744
2,000,000		Southwestern, IL Development Authority, Health Facility Revenue Bonds (Series 2013), 7.625% (Memorial Group, Inc.)/(Original Issue Yield: 7.95%), 11/1/2048	2,742,980
1,500,000		Will-Kankakee, IL Regional Development Authority, MFH Revenue Bonds (Series 2007), 7.00% (Senior Estates Supportive Living), 12/1/2042	1,563,495
		TOTAL	47,451,349
		Indiana—2.2%
1,250,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.20%), 11/15/2042	1,408,075
1,000,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.30%), 11/15/2047	1,123,420
2,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2016C), 5.00%, 1/1/2037	2,325,420
4,000,000		Indiana State Finance Authority, Tax-Exempt Private Activity Bonds (Series 2013), 5.25% (Ohio River Bridges East End Crossing), 1/1/2051	4,349,520
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 2003), 5.70% (Northern Indiana Public Service Company)/(AMBAC Financial Group, Inc. INS), 7/1/2017	1,051,610
2,000,000		Rockport, IN, Revenue Refunding Bonds (Series 2012-A), 7.00% (AK Steel Corp.), 6/1/2028	1,296,600
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$1,127,377	[1,2]	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	$11
2,000,000		Vigo County, IN Hospital Authority, Hospital Revenue Bond (Series 2007), 5.80% (Union Hospital)/(Original Issue Yield: 5.82%), 9/1/2047	2,066,880
		TOTAL	13,621,536
		Iowa—1.4%
3,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.25% (Iowa Fertilizer Co.)/(OriginalIssue Yield: 5.30%), 12/1/2025	3,270,720
1,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	1,046,680
994,700		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70% (Deerfield Retirement Community, Inc.), 11/15/2046	836,503
186,592		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00% (Deerfield Retirement Community, Inc.), 5/15/2056	149
3,750,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50% (Original Issue Yield: 5.78%), 6/1/2042	3,678,150
		TOTAL	8,832,202
		Kansas—1.2%
2,000,000		Kansas State Development Finance Authority, Revenue Bonds, 5.75% (Adventist Health System/Sunbelt Obligated Group)/(Original Issue Yield: 5.95%), 11/15/2038	2,296,280
1,000,000		Manhattan, KS IDRBs, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/(Original Issue Yield: 5.55%), 8/1/2021	977,090
2,015,000		Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	2,016,531
2,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus, Inc.)/(United States Treasury PRF 11/15/2016), 11/15/2016	2,012,640
20,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	21,014
		TOTAL	7,323,555
		Kentucky—0.2%
1,250,000		Kentucky EDFA, Revenue Bonds (Series 2011A), 7.375% (Miralea)/(Original Issue Yield: 7.40%), 5/15/2046	1,469,050
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Louisiana—2.0%
$1,500,000	Jefferson Parish, LA Hospital Service District No. 1, Hospital Revenue Refunding Bonds (Series 2011A), 6.00% (West Jefferson Medical Center)/(United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.05%), 1/1/2039	$1,835,880
1,000,000	Louisiana Public Facilities Authority, 6.50% (Ochsner Clinic Foundation)/(Original Issue Yield: 6.65%), 5/15/2037	1,195,870
3,000,000	Louisiana Public Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Entergy Gulf States Louisiana LLC), 9/1/2028	3,043,440
2,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006C), 6.125% (Assured Guaranty Corp. INS)/(Original Issue Yield: 6.33%), 6/1/2025	2,231,380
2,000,000	New Orleans, LA Aviation Board, General Airport Revenue Bonds (Series 2015B), 5.00%, 1/1/2045	2,199,140
1,500,000	Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.25%, 5/15/2035	1,676,265
	TOTAL	12,181,975
	Maine—0.3%
1,335,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (Maine General Medical Center), 7/1/2032	1,597,207
	Maryland—1.1%
2,000,000	Frederick County, MD, Tax Increment & Special Tax B LO Bonds (Series 2013B), 7.125% (Jefferson Technology Park)/(Original Issue Yield: 7.30%), 7/1/2043	2,264,660
1,060,000	Maryland State EDC, Port Facilities Revenue Refunding Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	1,012,067
2,385,000	Maryland State EDC, Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	2,603,203
1,000,000	Westminster, MD, Revenue Bonds (Series 2014A), 6.25% (Lutheran Village at Miller's Grant, Inc.)/(Original Issue Yield: 6.30%), 7/1/2044	1,104,390
	TOTAL	6,984,320
	Massachusetts—0.4%
2,000,000	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011I), 7.25% (Tufts Medical Center), 1/1/2032	2,420,200
	Michigan—4.1%
1,000,000	Dearborn, MI EDC, Revenue Refunding Bonds, 7.125% (Henry Ford Village)/(Original Issue Yield: 7.25%), 11/15/2043	1,016,040
1,000,000	Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2028	1,122,270
1,000,000	Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2031	1,109,510
1,500,000	Detroit, MI Sewage Disposal System, Revenue Refunding Senior Lien Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.30%), 7/1/2039	1,659,675
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$4,000,000	Detroit, MI Water Supply System, Second Lien Revenue Refunding Bonds (Series 2006C), 5.00% (AGM INS), 7/1/2033	$4,031,160
2,500,000	Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	2,506,425
2,000,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2044	2,186,500
1,900,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-5), 5.00% (Detroit, MI Sewage Disposal System)/(National Public Finance Guarantee Corp. INS), 7/1/2020	2,191,270
1,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-7), 5.00% (Detroit, MI Sewage Disposal System)/(National Public Finance Guarantee Corp. INS), 7/1/2032	1,137,850
1,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-6), 5.00% (Detroit, MI Water Supply System)/(National Public Finance Guarantee Corp. INS), 7/1/2036	1,122,230
5,000,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048	4,520,550
1,500,000	Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,034,745
1,000,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2015), 5.00%, 4/1/2040	1,189,270
	TOTAL	24,827,495
	Minnesota—2.3%
2,000,000	Baytown Township, MN, Lease Revenue Bonds (Series 2008A), 7.00% (St. Croix Preparatory Academy)/(Original Issue Yield: 7.05%), 8/1/2038	2,059,520
2,000,000	Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2012), 6.00% (St. Luke's Hospital of Duluth Obligated Group), 6/15/2039	2,222,860
1,700,000	Forest Lake, MN, Charter School Lease Revenue Bonds (Series 2014A), 5.75% (Lakes International Language Academy), 8/1/2044	1,832,957
2,000,000	St. Paul and Ramsey County, MN Housing and Redevelopment Authority, Charter School Lease Revenue Bonds (Series 2015A), 5.375% (Twin Cities Academy), 7/1/2050	2,035,100
500,000	St. Paul, MN Housing & Redevelopment Authority, Tax Increment Revenue Refunding Bonds (Series 2012), 5.00% (Upper Landing Project), 9/1/2026	531,085
930,000	St. Paul, MN Housing & Redevelopment Authority, Tax Increment Revenue Refunding Bonds (Series 2012), 5.00% (Upper Landing Project), 3/1/2029	982,461
1,575,000	Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.00% (Bluffview Montessori School Project), 11/1/2027	1,577,536
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Minnesota—continued
$2,920,000	Winona, MN Port Authority, Lease Revenue Bonds (Series 2007A), 6.15% (Bluffview Montessori School Project), 11/1/2037	$2,924,526
	TOTAL	14,166,045
	Mississippi—0.2%
945,000	Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,049,593
	Missouri—0.9%
1,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.40%), 5/15/2039	1,132,460
3,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(Original Issue Yield: 8.50%), 5/15/2045	3,384,690
1,000,000	St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	1,001,700
	TOTAL	5,518,850
	Nebraska—0.5%
2,500,000	Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2037	2,777,300
	Nevada—1.2%
970,000	Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series 2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029	971,086
4,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	4,387,720
1,000,000	Las Vegas, NV, Local Improvement Bonds (Series 2015), 5.00% (Summerlin Village 24 SID No. 812), 12/1/2035	1,020,050
805,000	North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022	805,282
	TOTAL	7,184,138
	New Jersey—2.8%
1,000,000	Essex County, NJ Improvement Authority, Solid Waste Disposal Revenue Bonds (Series 2015), 5.25% (Covanta Energy Corp.), 7/1/2045	1,015,840
1,000,000	New Jersey EDA, Energy Facility Revenue Bonds (Series 2012A), 5.125% (UMM Energy Partners LLC)/(Original Issue Yield: 5.19%), 6/15/2043	1,036,190
940,000	New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	1,006,317
3,000,000	New Jersey EDA, School Facilites Construction Revenue Refunding Bonds (Series 2013NN), 5.00% (New Jersey State), 3/1/2030	3,196,500
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$3,255,000		New Jersey EDA, School Facilities Construction Bonds (Series 2015WW), 5.25% (New Jersey State), 6/15/2040	$3,484,510
2,500,000		New Jersey EDA, Special Facility Revenue Bonds (Series 1999), 5.25% (United Airlines, Inc.), 9/15/2029	2,737,975
1,125,000		New Jersey EDA, Special Facility Revenue Bonds (Series 2000B), 5.625% (United Airlines, Inc.), 11/15/2030	1,271,554
1,500,000		New Jersey EDA, Special Facility Revenue Bonds (Series 2003), 5.50% (United Airlines, Inc.), 6/1/2033	1,669,650
1,200,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	1,354,956
		TOTAL	16,773,492
		New Mexico—0.9%
1,995,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	1,997,554
1,000,000		New Mexico State Hospital Equipment Loan Council, Hospital Improvement and Revenue Refunding Bonds (Series 2012A), 5.50% (Gerald Champion Regional Medical Center)/(Original Issue Yield: 5.70%), 7/1/2042	1,076,240
2,000,000	[3,4]	Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), 6.00% (Original Issue Yield: 6.12%), 5/1/2040	2,116,180
		TOTAL	5,189,974
		New York—6.8%
1,495,000		Brooklyn Arena Local Development Corp., NY, PILOT Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,731,838
1,000,000	[3,4]	Build NYC Resource Corporation, Revenue Bonds (Series 2015), 5.50% (Albert Einstein School of Medicine, Inc. ), 9/1/2045	1,084,700
1,285,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,493,440
2,000,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2014D-1), 5.00% (MTA Transportation Revenue), 11/15/2039	2,293,000
5,405,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2015A), 5.00% (MTA Transportation Revenue), 11/15/2045	6,180,239
1,500,000		Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014A), 6.70% (Amsterdam at Harborside), 1/1/2049	1,486,050
553,669		Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014C), 2.00% (Amsterdam at Harborside), 1/1/2049	31,836
5,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	5,713,345
2,500,000		New York City, NY TFA, Building Aid Revenue Bonds (Fiscal 2015 Series S-1), 5.00%, 7/15/2043	2,851,525
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,000,000	[3,4]	New York Liberty Development Corp., Revenue Bonds (Series 2014 Class 1), 5.00% (3 World Trade Center), 11/15/2044	$2,126,100
1,000,000	[3,4]	New York Liberty Development Corp., Revenue Bonds (Series 2014 Class 2), 5.375% (3 World Trade Center), 11/15/2040	1,090,250
1,120,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.40%), 6/15/2029	1,214,662
1,185,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.50%, 6/15/2030	1,291,923
1,000,000		Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012A), 5.25% (Covanta Energy Corp.), 11/1/2042	1,014,380
1,000,000		Onondaga, NY Civic Development Corp., Tax Exempt Revenue Bonds (Series 2014A), 5.125% (St. Joseph's Hospital Health Center)/(Original Issue Yield: 5.375%)/(United States Treasury PRF 7/1/2019@100), 7/1/2031	1,143,270
2,500,000		Port Authority of New York and New Jersey, Special Project Bonds (Series 8), 6.00% (JFK International Air Terminal LLC)/(Original Issue Yield: 6.15%), 12/1/2042	2,938,975
3,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2016A), 5.00%, 11/15/2046	3,518,460
4,700,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.125% (Original Issue Yield: 5.35%), 6/1/2042	4,294,531
		TOTAL	41,498,524
		North Carolina—0.6%
2,250,000		North Carolina Department of Transportation, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (I-77 HOT Lanes), 6/30/2054	2,370,825
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), 7.75% (Whitestone Project)/(Original Issue Yield: 8.00%), 3/1/2041	1,144,700
		TOTAL	3,515,525
		Ohio—4.3%
2,000,000		Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Facilities Revenue Bonds (Series 2012), 5.00% (Akron General Health System)/(United States Treasury PRF 1/1/2022), 1/1/2031	2,398,560
1,000,000		American Municipal Power-Ohio, Inc., Revenue Refunding Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2039	1,123,370
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	1,825,080
3,655,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,517,755
1,500,000		Hamilton County, OH, Healthcare Revenue Bonds (Series 2011A), 6.625% (Life Enriching Communities)/(Original Issue Yield: 6.75%), 1/1/2046	1,713,720
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$2,000,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	$2,062,780
4,000,000		Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.00%, 11/15/2044	4,612,400
2,910,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	3,257,367
2,355,000		Ohio State Higher Educational Facility Commission, Hospital Facilities Revenue Bonds (Series 2010), 5.75% (Summa Health System)/(Original Issue Yield: 5.92%), 11/15/2040	2,587,768
1,125,000		Ohio State Hospital Revenue, Hospital Revenue Bonds (Series 2016A), 5.00% (University Hospitals Health System, Inc.), 1/15/2041	1,265,771
1,000,000		Ohio State Treasurer Private Activity, Revenue Bonds (Series 2015), 5.00% (Portsmouth Gateway Group LLC), 6/30/2053	1,084,340
1,050,513	[1,3]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	178,178
144,208	[1,3]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	24,459
750,000		Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%, 12/1/2042	833,760
		TOTAL	26,485,308
		Oklahoma—1.5%
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	1,000,870
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	1,001,500
2,000,000		Tulsa, OK Industrial Authority, Senior Living Community Revenue Bonds (Series 2010A), 7.25% (Montereau, Inc.)/(Original Issue Yield: 7.50%), 11/1/2045	2,190,220
3,000,000		Tulsa, OK Municipal Airport Trust, Revenue Refunding Bonds (Series 2000B), 5.50% (American Airlines, Inc.), 6/1/2035	3,272,880
1,500,000		Tulsa, OK Municipal Airport Trust, Revenue Refunding Bonds (Series 2015), 5.00% TOBs (American Airlines, Inc.), Mandatory Tender 6/1/2025	1,703,160
		TOTAL	9,168,630
		Oregon—0.2%
1,000,000	[3,4]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	1,012,740
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—4.7%
$865,000	Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	$843,634
1,715,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,058,669
3,715,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	3,924,526
500,000	Butler County, PA Hospital Authority, Hospital Revenue Bonds (Series 2015A), 5.00% (Butler Health System), 7/1/2035	563,105
1,500,000	Chester County, PA IDA, Revenue Bonds (Series 2007A), 6.375% (Avon Grove Charter School)/(Original Issue Yield: 6.45%), 12/15/2037	1,583,700
2,000,000	Chester County, PA IDA, Revenue Bonds (Series 2012A), 5.375% (Collegium Charter School)/(Original Issue Yield: 5.50%), 10/15/2042	2,075,420
1,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00% (Original Issue Yield: 5.05%), 12/1/2042	1,075,790
3,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	3,049,710
2,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50% (National Gypsum Co.), 11/1/2044	2,074,080
1,250,000	Pennsylvania EDFA, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 12/31/2038	1,369,325
1,000,000	Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2010), 6.375% (Global Leadership Academy Charter School), 11/15/2040	1,069,740
1,205,000	Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	1,349,817
900,000	Philadelphia, PA Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	918,234
1,665,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,789,992
2,000,000	Philadelphia, PA, GO Bonds (Series 2011), 6.50%, 8/1/2041	2,377,420
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,688,940
555,000	Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	562,304
	TOTAL	28,374,406
	Puerto Rico—0.7%
4,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2010XX), 5.25% (Original Issue Yield: 5.40%), 7/1/2040	2,570,960
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Puerto Rico—continued
$2,500,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00% (Original Issue Yield: 7.12%), 7/1/2043	$1,612,100
	TOTAL	4,183,060
	Rhode Island—1.2%
4,000,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2009A), 7.00% (Lifespan Obligated Group)/(Assured Guaranty Corp. INS), 5/15/2039	4,629,720
2,730,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.00%, 6/1/2050	2,819,681
	TOTAL	7,449,401
	South Carolina—0.8%
1,145,000	Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	1,146,271
600,000	Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.27%), 10/1/2026	600,948
750,000	Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.325%), 10/1/2035	751,170
2,000,000	South Carolina Jobs-EDA, Refunding & Improvement Revenue Bonds (Series 2009), 5.75% (Palmetto Health Alliance)/(Original Issue Yield: 5.90%), 8/1/2039	2,170,100
	TOTAL	4,668,489
	South Dakota—0.2%
800,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2025	927,240
	Tennessee—1.0%
1,000,000	Johnson City, TN Health & Education Facilities Board, Hospital Refunding Bonds (Series 2010A), 5.625% (Mountain States Health Alliance)/(Original Issue Yield: 5.90%), 7/1/2030	1,131,660
1,500,000	Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.50% (Mountain States Health Alliance), 7/1/2038	1,731,840
2,725,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2023	3,241,306
	TOTAL	6,104,806
	Texas—9.8%
500,000	Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.00%, 11/15/2044	551,920
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2024	1,021,100
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	$1,022,150
755,000	Bexar County, HFDC, Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	853,882
1,000,000	Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), 5.00% (Original Issue Yield: 5.08%), 12/1/2045	1,043,880
2,000,000	Cass County, TX IDC, Environmental Improvement Revenue Bonds (Series 2009A), 9.50% (International Paper Co.), 3/1/2033	2,418,960
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.00% (Original Issue Yield: 6.13%), 1/1/2041	1,183,580
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (Original Issue Yield: 6.30%), 1/1/2046	1,194,030
2,000,000	Clifton Higher Education Finance Corp., TX, 6.00% (Idea Public Schools), 8/15/2043	2,379,280
750,000	Clifton Higher Education Finance Corp., TX, Education Revenue Bonds (Series 2011), 5.75% (Idea Public Schools)/(Original Issue Yield: 6.00%), 8/15/2041	838,748
500,000	Clifton Higher Education Finance Corp., TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2042	531,755
1,000,000	Clifton Higher Education Finance Corp., TX, Revenue Bonds (Series 2014), 5.00% (Idea Public Schools)/(PSFG GTD), 8/15/2039	1,139,640
2,000,000	Clifton Higher Education Finance Corp., TX, Revenue Bonds (Series 2015A), 5.00% (Uplift Education), 12/1/2050	2,161,360
4,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2014B), 5.00%, 11/1/2034	4,472,640
1,500,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.25% (Wise Regional Health System)/(Original Issue Yield: 5.30%), 9/1/2044	1,600,620
515,000	Decatur, TX Hospital Authority, Revenue Bonds, 6.375% (Wise Regional Health System), 9/1/2042	603,863
2,775,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	3,154,120
1,000,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at Willow Bend), 11/1/2036	1,014,900
1,500,000	Houston, TX Airport System, Special Facilities Revenue & Refunding Bonds (Series 2011), 6.625% (United Airlines, Inc.)/(Original Issue Yield: 6.875%), 7/15/2038	1,731,870
2,000,000	Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2015B-1), 5.00% (United Airlines, Inc.), 7/15/2035	2,122,880
500,000	Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2014), 4.75% (United Airlines, Inc.)/(Original Issue Yield: 4.90%), 7/1/2024	557,860
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2014), 5.00% (United Airlines, Inc.)/(Original Issue Yield: 5.15%), 7/1/2029	$1,085,030
1,000,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2032	1,111,580
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2016B), 5.00%, 11/15/2036	2,391,620
535,000		Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.)/(United States Treasury PRF 5/15/2021@100), 5/15/2041	691,536
2,000,000		Lavernia, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2015A), 5.50% (Meridian World School), 8/15/2045	2,031,020
2,000,000		Lufkin, TX HFDC, Revenue Refunding and Improvement Bonds (Series 2009), 6.25% (Memorial Health System of East Texas)/(United States Treasury PRF 2/15/2019@100)/(Original Issue Yield: 6.50%), 2/15/2037	2,316,580
1,000,000		Matagorda County, TX Navigation District No. 1, PCR Refunding Bonds (Series 2001A), 6.30% (AEP Texas Central Co.), 11/1/2029	1,137,170
1,500,000		North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 6.00% (North Texas Toll Authority Special Projects System), 9/1/2041	1,819,170
2,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	2,316,840
2,000,000		Red River, TX HFDC, Retirement Facility Revenue Bonds (Series 2014A), 8.00% (MRC The Crossings), 11/15/2049	2,380,340
1,000,000		San Juan Higher Education Finance Authority, TX, Education Revenue Bonds (Series 2010A), 6.70% (Idea Public Schools), 8/15/2040	1,158,830
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50% (Buckingham Senior Living Community), 11/15/2045	1,560,540
2,000,000		Texas State Public Finance Authority Charter School Finance Corp., Education Revenue Bonds (Series 2010A), 6.20% (Cosmos Foundation, Inc.)/(United States Treasury PRF 2/15/2020@100), 2/15/2040	2,406,580
2,680,000		Texas State Transportation Commission, Second Tier Revenue Refunding Bonds (Series 2015-C), 5.00% (Central Texas Turnpike System), 8/15/2042	2,959,765
2,500,000		Travis County, TX HFDC, First Mortgage Revenue Refunding Bonds (Series 2012A), 7.125% (Longhorn Village)/(Original Issue Yield: 7.40%), 1/1/2046	2,793,250
		TOTAL	59,758,889
		Utah—0.6%
800,000	[3,4]	Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership Academy)/(United States Treasury PRF 11/15/2016@100), 11/15/2026	828,576
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Utah—continued
$1,750,000	[3,4]	Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership Academy)/(United States Treasury PRF 11/15/2016@100), 11/15/2036	$1,814,382
1,315,000	[3,4]	Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Channing Hall), 7/15/2037	1,320,234
		TOTAL	3,963,192
		Virginia—1.3%
1,500,000		Chesterfield County, VA EDA, PCR Refunding Bonds (Series 2009A), 5.00% (Virginia Electric & Power Co.), 5/1/2023	1,689,555
1,500,000	[3,4]	Embrey Mill CDA , VA, Special Assessment Revenue Bonds (Series 2015), 5.60%, 3/1/2045	1,524,375
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), 6.875% (Original Issue Yield: 6.93%), 3/1/2036	1,588,463
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	3,377,050
		TOTAL	8,179,443
		Washington—2.8%
1,000,000		Port of Seattle, WA IDC, Special Facilities Revenue Refunding Bonds (Series 2012), 5.00% (Delta Air Lines, Inc.)/(Original Issue Yield: 5.31%), 4/1/2030	1,064,340
925,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	1,023,106
1,500,000	[3,4]	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042	1,596,720
2,500,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue & Revenue Refunding Bonds (Series 2014A), 7.50% (Rockwood Retirement Communities), 1/1/2049	2,873,450
1,000,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds (Series 2015A), 7.00% (Heron's Key Senior Living), 7/1/2045	1,043,000
1,000,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds (Series 2015A), 7.00% (Heron's Key Senior Living)/(Original Issue Yield: 7.05%), 7/1/2050	1,035,890
7,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.00%, 8/1/2038	8,216,810
		TOTAL	16,853,316
		West Virginia—0.4%
640,000		Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036	642,893
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,000,980
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		West Virginia—continued
$1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2007A), 5.85% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	$1,020,520
		TOTAL	2,664,393
		Wisconsin—1.5%
5,335,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.75% (Wisconsin State)/(Original Issue Yield: 5.95%), 5/1/2033	6,109,909
800,000		Wisconsin State HEFA, Revenue Refunding Bonds (Series 2015), 5.00% (ProHealth Care, Inc.), 8/15/2039	897,168
2,000,000	[3,4]	Wisconsin State Public Finance Authority, Revenue Refunding Bonds (Series 2016C), 4.30% (Celanese US Holdings LLC), 11/1/2030	2,024,580
		TOTAL	9,031,657
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $563,146,716)	598,388,999
		CORPORATE BONDS—0.0%
		Multi State—0.0%
4,000,000	[1,3]	Non-Profit Preferred Funding Trust I, Partnership (AT IDENTIFIED COST 4,430,259)	215,040
		SHORT-TERM MUNICIPALS—1.8%[6]
		Florida—0.2%
1,300,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.01%, 3/1/2016	1,300,000
		Georgia—1.4%
8,550,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.18%, 3/1/2016	8,550,000
		New York—0.2%
900,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.01%, 3/1/2016	900,000
		Pennsylvania—0.0%
200,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia), (Wells Fargo Bank, N.A. LIQ), 0.01%, 3/1/2016	200,000
		TOTAL SHORT-TERM MUNICIPALS—1.8% (AT AMORTIZED COST)	10,950,000
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $578,526,975)[7]	609,554,039
		OTHER ASSETS AND LIABILITIES - NET—0.0%[8]	188,475
		TOTAL NET ASSETS—100%	$609,742,514
Securities that are subject to the federal alternative minimum tax (AMT) represent 12.0% of the Fund's portfolio as calculated based upon total market value.
Semi-Annual Shareholder Report

1	Non-income-producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $37,783,610, which represented 6.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2016, these liquid restricted securities amounted to $37,365,933, which represented 6.1% of total net assets.
5	Zero coupon bond.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At February 29, 2016, the cost of investments for federal tax purposes was $578,085,716.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 29, 2016, all investments of the Fund utilized Level 2 inputs, in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
SFM	—Single Family Mortgage
SID	—Special Improvement District
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended August 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.86	$8.85	$8.11	$8.95	$8.21	$8.59
Income From Investment Operations:
Net investment income	0.19	0.39	0.41	0.40	0.42	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	0.01	0.74	(0.84)	0.74	(0.36)
TOTAL FROM INVESTMENT OPERATIONS	0.34	0.40	1.15	(0.44)	1.16	0.09
Less Distributions:
Distributions from net investment income	(0.19)	(0.39)	(0.41)	(0.40)	(0.42)	(0.47)
Net Asset Value, End of Period	$9.01	$8.86	$8.85	$8.11	$8.95	$8.21
Total Return[1]	3.92%	4.63%	14.54%	(5.17)%	14.58%	1.29%
Ratios to Average Net Assets:
Net expenses	0.89%[2]	0.89%	0.89%	0.89%	0.89%	0.85%
Net investment income	4.33%[2]	4.42%	4.84%	4.53%	4.88%	5.57%
Expense waiver/reimbursement[3]	0.14%[2]	0.15%	0.17%	0.15%	0.15%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$252,793	$230,664	$224,298	$215,101	$239,911	$190,003
Portfolio turnover	4%	12%	19%	17%	14%	28%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended August 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.85	$8.84	$8.11	$8.95	$8.21	$8.59
Income From Investment Operations:
Net investment income	0.15	0.35	0.36	0.36	0.36	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.16	(0.01)	0.71	(0.86)	0.74	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.34	1.07	(0.50)	1.10	0.03
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.34)	(0.34)	(0.36)	(0.41)
Net Asset Value, End of Period	$9.00	$8.85	$8.84	$8.11	$8.95	$8.21
Total Return[1]	3.53%	3.85%	13.56%	(5.88)%	13.72%	0.55%
Ratios to Average Net Assets:
Net expenses	1.64%[2]	1.64%	1.64%	1.64%	1.64%	1.60%
Net investment income	3.58%[2]	3.66%	4.09%	3.76%	4.15%	4.82%
Expense waiver/reimbursement[3]	0.14%[2]	0.15%	0.17%	0.15%	0.15%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,313	$11,528	$13,424	$15,620	$22,783	$24,122
Portfolio turnover	4%	12%	19%	17%	14%	28%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended August 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.85	$8.85	$8.11	$8.95	$8.21	$8.59
Income From Investment Operations:
Net investment income	0.16	0.33	0.35	0.34	0.36	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	(0.00)[1]	0.74	(0.84)	0.74	(0.36)
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.33	1.09	(0.50)	1.10	0.03
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.35)	(0.34)	(0.36)	(0.41)
Net Asset Value, End of Period	$9.00	$8.85	$8.85	$8.11	$8.95	$8.21
Total Return[2]	3.53%	3.73%	13.69%	(5.88)%	13.72%	0.54%
Ratios to Average Net Assets:
Net expenses	1.64%[3]	1.64%	1.64%	1.64%	1.64%	1.60%
Net investment income	3.57%[3]	3.67%	4.09%	3.78%	4.13%	4.82%
Expense waiver/reimbursement[4]	0.14%[3]	0.15%	0.17%	0.15%	0.15%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,217	$61,093	$56,208	$53,002	$61,295	$46,925
Portfolio turnover	4%	12%	19%	17%	14%	28%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended August 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.86	$8.85	$8.11	$8.95	$8.21	$8.59
Income From Investment Operations:
Net investment income	0.19	0.39	0.41	0.40	0.42	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	0.14	0.01	0.74	(0.84)	0.74	(0.36)
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.40	1.15	(0.44)	1.16	0.09
Less Distributions:
Distributions from net investment income	(0.19)	(0.39)	(0.41)	(0.40)	(0.42)	(0.47)
Net Asset Value, End of Period	$9.00	$8.86	$8.85	$8.11	$8.95	$8.21
Total Return[1]	3.80%	4.63%	14.54%	(5.17)%	14.58%	1.29%
Ratios to Average Net Assets:
Net expenses	0.89%[2]	0.89%	0.89%	0.89%	0.89%	0.85%
Net investment income	4.33%[2]	4.41%	4.84%	4.53%	4.89%	5.57%
Expense waiver/reimbursement[3]	0.14%[2]	0.15%	0.17%	0.15%	0.15%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$194,607	$189,216	$187,704	$178,932	$203,396	$177,290
Portfolio turnover	4%	12%	19%	17%	14%	28%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/29/2016	Year Ended August 31,		Period Ended 08/31/2013[1]
		2015	2014
Net Asset Value, Beginning of Period	$8.85	$8.84	$8.11	$8.88
Income From Investment Operations:
Net investment income	0.20	0.42	0.42	0.09
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	0.01	0.74	(0.78)
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.43	1.16	(0.69)
Less Distributions:
Distributions from net investment income	(0.20)	(0.42)	(0.43)	(0.08)
Net Asset Value, End of Period	$9.00	$8.85	$8.84	$8.11
Total Return[2]	4.05%	4.90%	14.71%	(7.83)%
Ratios to Average Net Assets:
Net expenses	0.64%[3]	0.64%	0.64%	0.64%[3]
Net investment income	4.57%[3]	4.67%	5.01%	6.05%[3]
Expense waiver/reimbursement[4]	0.14%[3]	0.15%	0.16%	0.21%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$79,812	$63,857	$48,577	$2,426
Portfolio turnover	4%	12%	19%	17%[5]
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to August 31, 2013.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 29, 2016 (unaudited)
Assets:
Total investments in securities, at value (identified cost $578,526,975)		$609,554,039
Cash		70,976
Income receivable		7,922,810
Receivable for shares sold		1,339,243
Receivable for investments sold		5,150
TOTAL ASSETS		618,892,218
Liabilities:
Payable for investments purchased	$8,046,946
Payable for shares redeemed	865,787
Payable for other service fees (Notes 2 and 5)	100,920
Payable for distribution services fee (Note 5)	48,853
Payable for investment adviser fee (Note 5)	7,733
Payable for administrative fee (Note 5)	1,302
Accrued expenses (Note 5)	78,163
TOTAL LIABILITIES		9,149,704
Net assets for 67,728,961 shares outstanding		$609,742,514
Net Assets Consists of:
Paid-in capital		$656,649,105
Net unrealized appreciation of investments		31,027,064
Accumulated net realized loss on investments		(78,409,110)
Undistributed net investment income		475,455
TOTAL NET ASSETS		$609,742,514
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($252,793,426 ÷ 28,072,252 shares outstanding), no par value, unlimited shares authorized	$9.01
Offering price per share (100/95.50 of $9.01)	$9.43
Redemption proceeds per share	$9.01
Class B Shares:
Net asset value per share ($12,313,153 ÷ 1,368,484 shares outstanding), no par value, unlimited shares authorized	$9.00
Offering price per share	$9.00
Redemption proceeds per share (94.50/100 of $9.00)	$8.50
Class C Shares:
Net asset value per share ($70,217,290 ÷ 7,802,742 shares outstanding), no par value, unlimited shares authorized	$9.00
Offering price per share	$9.00
Redemption proceeds per share (99.00/100 of $9.00)	$8.91
Class F Shares:
Net asset value per share ($194,606,643 ÷ 21,612,657 shares outstanding), no par value, unlimited shares authorized	$9.00
Offering price per share (100/99.00 of $9.00)	$9.09
Redemption proceeds per share (99.00/100 of $9.00)	$8.91
Institutional Shares:
Net asset value per share ($79,812,002 ÷ 8,872,826 shares outstanding), no par value, unlimited shares authorized	$9.00
Offering price per share	$9.00
Redemption proceeds per share	$9.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 29, 2016 (unaudited)
Investment Income:
Interest			$15,141,794
Expenses:
Investment adviser fee (Note 5)		$1,739,658
Administrative fee (Note 5)		226,829
Custodian fees		11,128
Transfer agent fees		153,005
Directors'/Trustees' fees (Note 5)		2,927
Auditing fees		18,099
Legal fees		3,918
Distribution services fee (Note 5)		288,942
Other service fees (Notes 2 and 5)		633,229
Portfolio accounting fees		64,446
Share registration costs		30,479
Printing and postage		19,063
Miscellaneous (Note 5)		6,838
TOTAL EXPENSES		3,198,561
Waivers:
Waiver of investment adviser fee (Note 5)	$(396,249)
Waiver of other operating expenses (Note 2)	(10,299)
TOTAL WAIVERS		(406,548)
Net expenses			2,792,013
Net investment income			12,349,781
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(3,444,185)
Net change in unrealized appreciation of investments			12,947,167
Net realized and unrealized gain on investments			9,502,982
Change in net assets resulting from operations			$21,852,763
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/29/2016	Year End 8/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,349,781	$23,909,503
Net realized loss on investments	(3,444,185)	(2,029,677)
Net change in unrealized appreciation/depreciation of investments	12,947,167	2,167,734
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,852,763	24,047,560
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,180,388)	(10,129,493)
Class B Shares	(208,654)	(460,151)
Class C Shares	(1,161,996)	(2,164,489)
Class F Shares	(4,142,028)	(8,439,946)
Institutional Shares	(1,646,210)	(2,666,699)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,339,276)	(23,860,778)
Share Transactions:
Proceeds from sale of shares	82,326,444	124,495,318
Net asset value of shares issued to shareholders in payment of distributions declared	10,998,629	21,099,459
Cost of shares redeemed	(49,453,940)	(119,635,036)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	43,871,133	25,959,741
Change in net assets	53,384,620	26,146,523
Net Assets:
Beginning of period	556,357,894	530,211,371
End of period (including undistributed net investment income of $475,455 and $464,950, respectively)	$609,742,514	$556,357,894
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 29, 2016 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of the Federated Municipal High Yield Advantage Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income which is generally exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees and other service fees unique to those classes. The detail of total fund expense waivers of $406,548 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Shareholder Report

For the six months ended February 29, 2016, an unaffiliated third-party waived $10,299 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 29, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$298,193
Class B Shares	14,592
Class C Shares	81,722
Class F Shares	238,722
TOTAL	$633,229
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at February 29, 2016, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees if applicable, is as follows:
Security	Acquisition Date	Cost	Market Value
Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	10/26/2006 - 2/16/2007	$3,989,000	$215,040
Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 8/1/2034	12/23/2004	$1,491,316	$178,178
Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 8/1/2034	2/1/2014 - 8/1/2015	$205,498	$24,459
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
As of February 29, 2016, the Fund had no outstanding futures contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,903,906	$34,922,973	5,465,390	$48,881,128
Shares issued to shareholders in payment of distributions declared	528,728	4,714,557	1,025,803	9,126,405
Shares redeemed	(2,396,972)	(21,432,646)	(5,793,518)	(51,607,563)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,035,662	$18,204,884	697,675	$6,399,970

	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	153,798	$1,379,753	98,407	$878,652
Shares issued to shareholders in payment of distributions declared	21,944	195,641	46,495	413,612
Shares redeemed	(109,511)	(978,502)	(360,317)	(3,215,403)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	66,231	$596,892	(215,415)	$(1,923,139)

	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,439,671	$12,866,277	1,367,829	$12,189,881
Shares issued to shareholders in payment of distributions declared	110,149	982,201	211,990	1,886,115
Shares redeemed	(647,582)	(5,808,153)	(1,033,549)	(9,202,470)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	902,238	$8,040,325	546,270	$4,873,526

	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,038,876	$9,280,813	1,719,200	$15,343,244
Shares issued to shareholders in payment of distributions declared	414,119	3,691,891	830,650	7,390,024
Shares redeemed	(1,199,757)	(10,715,110)	(2,397,300)	(21,337,996)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	253,238	$2,257,594	152,550	$1,395,272
Semi-Annual Shareholder Report

	Six Months Ended 2/29/2016		Year Ended 8/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,673,954	$23,876,628	5,302,659	$47,202,413
Shares issued to shareholders in payment of distributions declared	158,751	1,414,339	256,933	2,283,303
Shares redeemed	(1,175,454)	(10,519,529)	(3,836,276)	(34,271,604)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,657,251	$14,771,438	1,723,316	$15,214,112
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,914,620	$43,871,133	2,904,396	$25,959,741
4. FEDERAL TAX INFORMATION
At February 29, 2016, the cost of investments for federal tax purposes was $578,085,716. The net unrealized appreciation of investments for federal tax purposes was $31,468,323. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,173,687 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,705,364.
At August 31, 2015, the Fund had a capital loss carryforward of $74,065,386 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$5,565,473	$25,872,146	$31,437,619
2017	$20,198,309	NA	$20,198,309
2018	$19,483,511	NA	$19,483,511
2019	$2,945,947	NA	$2,945,947
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, the Adviser voluntarily waived $396,249 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fee Incurred
Class B Shares	$43,776
Class C Shares	245,166
TOTAL	$288,942
Semi-Annual Shareholder Report

For the six months ended February 29, 2016, FSC retained $67,515 of fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2016, the Fund's Class A Shares and Class F Shares did not incur a distribution services fee; however, each may begin to incur this fee upon approval by the Trustees.
Other Service Fees
For the six months ended February 29, 2016, FSSC received $17,855 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 29, 2016, FSC retained $26,079 in sales charges from the sale of Class A Shares. FSC also retained $8,033, $6,468, $1,567 and $10,683 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Interfund Transactions
During the six months ended February 29, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $56,100,000 and $56,350,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.89%, 1.64%, 1.64%, 0.89% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2016, were as follows:
Purchases	$66,710,361
Sales	$23,249,748
7. CONCENTRATION OF RISK
The Fund has 39.9% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly higher for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 29, 2016, there were no outstanding loans. During the six months ended February 29, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2016, there were no outstanding loans. During the six months ended February 29, 2016, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,039.20	$4.51
Class B Shares	$1,000	$1,035.30	$8.30
Class C Shares	$1,000	$1,035.30	$8.30
Class F Shares	$1,000	$1,038.00	$4.51
Institutional Shares	$1,000	$1,040.50	$3.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.47
Class B Shares	$1,000	$1,016.71	$8.22
Class C Shares	$1,000	$1,016.71	$8.22
Class F Shares	$1,000	$1,020.44	$4.47
Institutional Shares	$1,000	$1,021.68	$3.22
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.64%
Class C Shares	1.64%
Class F Shares	0.89%
Institutional Shares	0.64%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Municipal High Yield Advantage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal High Yield Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923864
CUSIP 313923856
CUSIP 313923849
CUSIP 313923831
CUSIP 313923815
8040407 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 25, 2016